Shareholder Report	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type				N-CSR
Amendment Flag				false
Registrant Name				Ultimus Managers Trust
Entity Central Index Key				0001545440
Entity Investment Company Type				N-1A
Document Period End Date				Oct. 31, 2024
C000229483
Shareholder Report [Line Items]
Fund Name				Westwood Quality Value Fund
Class Name				Institutional Shares
Trading Symbol				WHGLX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	0.62%

Expenses Paid, Amount				$ 69
Expense Ratio, Percent				0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Quality Value Fund gained ground in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation, and relatively stable employment.

Value strategies, however, were out of fashion, as the “Magnificent 7” — large-cap growth stocks, mostly in the technology sector — were the top performers, driven in large part by expected returns coming from implementation and commercialization of artificial intelligence.

Our top performing sectors for the period were the Financials and Communication Services sectors. Returns in Financials were driven by large banks, supported by rising interest rates which helped drive higher net interest income. Communication Services was helped by our allocation to Alphabet Inc. (GOOGL), one of the Magnificent 7 stocks.

The Energy and Consumer Staples sectors were the laggards, though both finished with positive returns. The Energy sector was impacted by the declining price of oil, while our Consumer Staples holdings were hindered by two stocks that performed poorly; both were sold from the portfolio.

Among our top holdings, the financials sector was well-represented by JPMorgan Chase (JPM) and Goldman Sachs Group (GS), two large banks that benefited from higher interest rates, while Goldman Sachs took market share within investment banking and trading.

Defense contractors CACI International (CACI) and Hubble Incorporated (HUBB) are both well-positioned to gain from increased spending on electronics, cyber security and aeronautics.

In the technology sector, Microsoft Corp. (MSFT) stands to benefit from the company’s Azure cloud computing platform and the potential of the AI-driven CoPilot service. And Salesforce Inc. (CRM) offers strong potential, including incorporating AI into their corporate customer relationship management software.

Line Graph [Table Text Block]
	Westwood Quality Value Fund - Institutional Shares	Russell 1000® Value Index	Russell 3000® Total Return Index
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$104,001	$100,530	$104,490
Oct-2016	$106,083	$106,934	$108,923
Oct-2017	$129,421	$125,948	$135,043
Oct-2018	$137,572	$129,770	$143,950
Oct-2019	$155,771	$144,321	$163,368
Oct-2020	$146,257	$133,403	$179,947
Oct-2021	$202,998	$191,776	$258,943
Oct-2022	$194,118	$178,357	$216,171
Oct-2023	$193,125	$178,596	$234,287
Oct-2024	$237,959	$233,918	$322,976

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality Value Fund - Institutional Shares	23.22%	8.84%	9.06%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 213,198,404	$ 213,198,404	$ 213,198,404	$ 213,198,404	$ 213,198,404
Holdings Count | Holding	51	51	51	51	51
Advisory Fees Paid, Amount				$ 898,333
InvestmentCompanyPortfolioTurnover				42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$213,198,404 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$898,333 Portfolio Turnover42%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.7%
UnitedHealth Group, Inc.	3.4%
Microsoft Corporation	3.1%
Abbott Laboratories	3.0%
Union Pacific Corporation	2.8%
Visa, Inc. - Class A	2.7%
Goldman Sachs Group, Inc. (The)	2.6%
CACI International, Inc. - Class A	2.4%
Hubbell, Inc.	2.3%
Salesforce, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229481
Shareholder Report [Line Items]
Fund Name				Westwood Quality Value Fund
Class Name				A Class Shares
Trading Symbol				WWLAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$89	0.80%

Expenses Paid, Amount				$ 89
Expense Ratio, Percent				0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Quality Value Fund gained ground in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation, and relatively stable employment.

Value strategies, however, were out of fashion, as the “Magnificent 7” — large-cap growth stocks, mostly in the technology sector — were the top performers, driven in large part by expected returns coming from implementation and commercialization of artificial intelligence.

Our top performing sectors for the period were the Financials and Communication Services sectors. Returns in Financials were driven by large banks, supported by rising interest rates which helped drive higher net interest income. Communication Services was helped by our allocation to Alphabet Inc. (GOOGL), one of the Magnificent 7 stocks.

The Energy and Consumer Staples sectors were the laggards, though both finished with positive returns. The Energy sector was impacted by the declining price of oil, while our Consumer Staples holdings were hindered by two stocks that performed poorly; both were sold from the portfolio.

Among our top holdings, the financials sector was well-represented by JPMorgan Chase (JPM) and Goldman Sachs Group (GS), two large banks that benefited from higher interest rates, while Goldman Sachs took market share within investment banking and trading.

Defense contractors CACI International (CACI) and Hubble Incorporated (HUBB) are both well-positioned to gain from increased spending on electronics, cyber security and aeronautics.

In the technology sector, Microsoft Corp. (MSFT) stands to benefit from the company’s Azure cloud computing platform and the potential of the AI-driven CoPilot service. And Salesforce Inc. (CRM) offers strong potential, including incorporating AI into their corporate customer relationship management software.

Line Graph [Table Text Block]
	Westwood Quality Value Fund - A Class Shares	Russell 1000® Value Index	Russell 3000® Total Return Index
Oct-2014	$9,702	$10,000	$10,000
Oct-2015	$10,064	$10,053	$10,449
Oct-2016	$10,240	$10,693	$10,892
Oct-2017	$12,475	$12,595	$13,504
Oct-2018	$13,225	$12,977	$14,395
Oct-2019	$14,934	$14,432	$16,337
Oct-2020	$13,990	$13,340	$17,995
Oct-2021	$19,371	$19,178	$25,894
Oct-2022	$18,471	$17,836	$21,617
Oct-2023	$18,333	$17,860	$23,429
Oct-2024	$22,563	$23,392	$32,298

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality Value Fund - A Class Shares
Without Load	23.07%	8.60%	8.81%
With Load*	19.39%	7.94%	8.48%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 213,198,404	$ 213,198,404	$ 213,198,404	$ 213,198,404	$ 213,198,404
Holdings Count | Holding	51	51	51	51	51
Advisory Fees Paid, Amount				$ 898,333
InvestmentCompanyPortfolioTurnover				42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$213,198,404 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$898,333 Portfolio Turnover42%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.7%
UnitedHealth Group, Inc.	3.4%
Microsoft Corporation	3.1%
Abbott Laboratories	3.0%
Union Pacific Corporation	2.8%
Visa, Inc. - Class A	2.7%
Goldman Sachs Group, Inc. (The)	2.6%
CACI International, Inc. - Class A	2.4%
Hubbell, Inc.	2.3%
Salesforce, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
Updated Prospectus Phone Number				(877) 386-3944
Updated Prospectus Web Address				https://westwoodgroup.com/product/quality-value-fund/
C000229482
Shareholder Report [Line Items]
Fund Name				Westwood Quality Value Fund
Class Name				C Class Shares
Trading Symbol				WWLCX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$172	1.55%

Expenses Paid, Amount				$ 172
Expense Ratio, Percent				1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Quality Value Fund gained ground in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation, and relatively stable employment.

Value strategies, however, were out of fashion, as the “Magnificent 7” — large-cap growth stocks, mostly in the technology sector — were the top performers, driven in large part by expected returns coming from implementation and commercialization of artificial intelligence.

Our top performing sectors for the period were the Financials and Communication Services sectors. Returns in Financials were driven by large banks, supported by rising interest rates which helped drive higher net interest income. Communication Services was helped by our allocation to Alphabet Inc. (GOOGL), one of the Magnificent 7 stocks.

The Energy and Consumer Staples sectors were the laggards, though both finished with positive returns. The Energy sector was impacted by the declining price of oil, while our Consumer Staples holdings were hindered by two stocks that performed poorly; both were sold from the portfolio.

Among our top holdings, the financials sector was well-represented by JPMorgan Chase (JPM) and Goldman Sachs Group (GS), two large banks that benefited from higher interest rates, while Goldman Sachs took market share within investment banking and trading.

Defense contractors CACI International (CACI) and Hubble Incorporated (HUBB) are both well-positioned to gain from increased spending on electronics, cyber security and aeronautics.

In the technology sector, Microsoft Corp. (MSFT) stands to benefit from the company’s Azure cloud computing platform and the potential of the AI-driven CoPilot service. And Salesforce Inc. (CRM) offers strong potential, including incorporating AI into their corporate customer relationship management software.

Line Graph [Table Text Block]
	Westwood Quality Value Fund - C Class Shares	Russell 1000® Value Index	Russell 3000® Total Return Index
Mar-2020	$10,000	$10,000	$10,000
Oct-2020	$11,603	$11,910	$13,039
Oct-2021	$15,978	$17,121	$18,763
Oct-2022	$15,122	$15,923	$15,663
Oct-2023	$14,896	$15,944	$16,976
Oct-2024	$18,193	$20,883	$23,402

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 31, 2020)
Westwood Quality Value Fund - C Class Shares
Without CDSC	22.14%	13.94%
With CDSC	21.14%	13.94%
Russell 1000® Value Index	30.98%	17.42%
Russell 3000® Total Return Index	37.86%	20.37%

Performance Inception Date					Mar. 31, 2020
Material Change Date				Oct. 31, 2024
AssetsNet	$ 213,198,404	$ 213,198,404	$ 213,198,404	$ 213,198,404	$ 213,198,404
Holdings Count | Holding	51	51	51	51	51
Advisory Fees Paid, Amount				$ 898,333
InvestmentCompanyPortfolioTurnover				42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$213,198,404 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$898,333 Portfolio Turnover42%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.7%
UnitedHealth Group, Inc.	3.4%
Microsoft Corporation	3.1%
Abbott Laboratories	3.0%
Union Pacific Corporation	2.8%
Visa, Inc. - Class A	2.7%
Goldman Sachs Group, Inc. (The)	2.6%
CACI International, Inc. - Class A	2.4%
Hubbell, Inc.	2.3%
Salesforce, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000240108
Shareholder Report [Line Items]
Fund Name				Westwood Quality Value Fund
Class Name				Ultra Shares
Trading Symbol				WHGQX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$61	0.55%

Expenses Paid, Amount				$ 61
Expense Ratio, Percent				0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Quality Value Fund gained ground in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation, and relatively stable employment.

Value strategies, however, were out of fashion, as the “Magnificent 7” — large-cap growth stocks, mostly in the technology sector — were the top performers, driven in large part by expected returns coming from implementation and commercialization of artificial intelligence.

Our top performing sectors for the period were the Financials and Communication Services sectors. Returns in Financials were driven by large banks, supported by rising interest rates which helped drive higher net interest income. Communication Services was helped by our allocation to Alphabet Inc. (GOOGL), one of the Magnificent 7 stocks.

The Energy and Consumer Staples sectors were the laggards, though both finished with positive returns. The Energy sector was impacted by the declining price of oil, while our Consumer Staples holdings were hindered by two stocks that performed poorly; both were sold from the portfolio.

Among our top holdings, the financials sector was well-represented by JPMorgan Chase (JPM) and Goldman Sachs Group (GS), two large banks that benefited from higher interest rates, while Goldman Sachs took market share within investment banking and trading.

Defense contractors CACI International (CACI) and Hubble Incorporated (HUBB) are both well-positioned to gain from increased spending on electronics, cyber security and aeronautics.

In the technology sector, Microsoft Corp. (MSFT) stands to benefit from the company’s Azure cloud computing platform and the potential of the AI-driven CoPilot service. And Salesforce Inc. (CRM) offers strong potential, including incorporating AI into their corporate customer relationship management software.

Line Graph [Table Text Block]
	Westwood Quality Value Fund - Ultra Shares	Russell 1000® Value Index	Russell 3000® Total Return Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000
Oct-2023	$935,845	$942,444	$1,030,037
Oct-2024	$1,152,683	$1,234,378	$1,419,959

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 30, 2022)
Westwood Quality Value Fund - Ultra Shares	23.17%	7.69%
Russell 1000® Value Index	30.98%	11.61%
Russell 3000® Total Return Index	37.86%	20.06%

Performance Inception Date					Nov. 30, 2022
Material Change Date				Oct. 31, 2024
AssetsNet	$ 213,198,404	$ 213,198,404	$ 213,198,404	$ 213,198,404	$ 213,198,404
Holdings Count | Holding	51	51	51	51	51
Advisory Fees Paid, Amount				$ 898,333
InvestmentCompanyPortfolioTurnover				42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$213,198,404 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$898,333 Portfolio Turnover42%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.7%
UnitedHealth Group, Inc.	3.4%
Microsoft Corporation	3.1%
Abbott Laboratories	3.0%
Union Pacific Corporation	2.8%
Visa, Inc. - Class A	2.7%
Goldman Sachs Group, Inc. (The)	2.6%
CACI International, Inc. - Class A	2.4%
Hubbell, Inc.	2.3%
Salesforce, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000232438
Shareholder Report [Line Items]
Fund Name				Westwood Quality MidCap Fund
Class Name				Institutional Shares
Trading Symbol				WWMCX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-midcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-midcap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.69%

Expenses Paid, Amount				$ 79
Expense Ratio, Percent				0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In a rousing year for equity investors, the Westwood Quality MidCap Fund delivered attractive absolute performance but trailed its benchmark.

Stocks were supported by strong economic growth, moderating inflation and relatively stable employment. Value strategies, however, lagged the broader market as the “Magnificent 7” — high-performing large-cap growth stocks concentrated in tech — gained ground, propelled by projected benefits from AI adoption and commercialization.

Our top-performing sectors were Materials, Financials and Industrials, also our top three sector weights. Our returns in the Industrials sector were driven in part by resurgent defense spending and increased home construction. The weakest-performing sector was Energy, though our positions gained ground for the year; three exploration and production companies declined during the period.

Two financial firms were among our top three holdings. Insurer American International Group (AIG) was our top holding; the company is a good illustration of our philosophy of quality and value, as a new management team has a strong operational plan to improve margins, while the Street is largely unaware of the improvements. Investment bank Piper Sandler Companies (PIPR) is another example of a company undergoing change that is not fully recognized by the market, as the company is tilting toward higher-margin advisory business and away from asset management.

We increased our allocation to Summit Materials (SUM) during the period, as the industrial company has seen improved pricing in cement and aggregate; they also stand to benefit from strategic acquisitions. Defense contractor CACI International (CACI) was also among our top holdings, as the Department of Defense emphasizes cyberwar capabilities and global threats increase. Senior living REIT Ventas Inc. (VTR) stands to benefit as an aging population needs their inventory of senior housing, skilled nursing facilities, hospitals and medical offices.

Line Graph [Table Text Block]
	Westwood Quality MidCap Fund - Institutional Shares	Russell 3000® Total Return Index	Russell Midcap® Value Index
Nov-2021	$100,000	$100,000	$100,000
Oct-2022	$96,400	$84,773	$92,640
Oct-2023	$97,641	$91,877	$89,339
Oct-2024	$126,046	$126,657	$119,744

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 30, 2021)
Westwood Quality MidCap Fund - Institutional Shares	29.09%	8.26%
Russell 3000® Total Return Index	37.86%	8.44%
Russell Midcap® Value Index	34.03%	6.37%

Performance Inception Date					Nov. 30, 2021
Material Change Date				Oct. 31, 2024
AssetsNet	$ 1,991,483	$ 1,991,483	$ 1,991,483	$ 1,991,483	$ 1,991,483
Holdings Count | Holding	62	62	62	62	62
Advisory Fees Paid, Amount				$ 0
InvestmentCompanyPortfolioTurnover				56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,991,483 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$0 Portfolio Turnover56%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American International Group, Inc.	2.6%
Summit Materials, Inc. - Class A	2.3%
Piper Sandler Companies	2.2%
CACI International, Inc. - Class A	2.2%
CMS Energy Corporation	2.1%
Cooper Companies, Inc. (The)	2.1%
Ventas, Inc.	2.1%
Evergy, Inc.	2.1%
O'Reilly Automotive, Inc.	2.1%
Crown Holdings, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229480
Shareholder Report [Line Items]
Fund Name				Westwood Quality SMidCap Fund
Class Name				Institutional Shares
Trading Symbol				WHGMX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-smidcap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	0.90%

Expenses Paid, Amount				$ 103
Expense Ratio, Percent				0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In a stirring year for equity investors, the Westwood Quality SMidCap Fund gained nearly 30%; however, the strategy also trailed its benchmark.

Resilient economic growth, a tempering of inflation and steady labor market conditions provided a foundation for stock market strength. Despite the market’s strength, value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

Performance was driven by the Financials and Consumer Discretionary sectors, primarily from banks and specialty retailers. Our Energy allocation provided negative returns, as falling oil prices impacted exploration and production companies.

We increased our allocation to Financials, as interest rates stabilized and banks improved profit margins. We also increased our allocation to Information Technology. We reduced our position in Materials, as a couple of positions graduated out of the portfolio, and in Consumer Discretionary, where we ended the period with more positions but a reduced allocation.

Among our top holdings, financial firms are heavily represented. Investment banker Piper Sandler Companies (PIPR) is shifting from asset management to the higher-margin advisory business. Cullen/Frost Bankers (CFR), Wintrust Financial Corp. (WTFC) and Glacier Bancorp (GBCI) are each community banks that have gained market share through acquisitions, managed costs and improved their net interest income.

We increased our allocation to Summit Materials (SUM) during the period, as the company has seen improved pricing in cement and aggregate; they also stand to benefit from strategic acquisitions.

Finally, we added to our position in Kratos Defense & Security Solutions (KTOS). The defense contractor makes unmanned combat vehicles (drones) as well as ground systems for satellites and space vehicles; it’s well-positioned to benefit from increased defense spending on next-generation munitions.

Line Graph [Table Text Block]
	Westwood Quality SMidCap Fund - Institutional Shares	Russell 2500® Value Index	Russell 3000® Total Return Index
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$100,139	$98,940	$104,490
Oct-2016	$99,056	$106,633	$108,923
Oct-2017	$118,698	$127,926	$135,043
Oct-2018	$118,300	$128,274	$143,950
Oct-2019	$129,492	$136,093	$163,368
Oct-2020	$122,508	$119,878	$179,947
Oct-2021	$175,006	$189,580	$258,943
Oct-2022	$158,128	$169,377	$216,171
Oct-2023	$160,369	$161,010	$234,287
Oct-2024	$207,658	$213,210	$322,976

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality SMidCap Fund - Institutional Shares	29.49%	9.91%	7.58%
Russell 2500® Value Index	32.42%	9.39%	7.87%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 104,235,884	$ 104,235,884	$ 104,235,884	$ 104,235,884	$ 104,235,884
Holdings Count | Holding	66	66	66	66	66
Advisory Fees Paid, Amount				$ 1,312,138
InvestmentCompanyPortfolioTurnover				73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$104,235,884 Number of Portfolio Holdings66 Advisory Fee (net of waivers)$1,312,138 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Summit Materials, Inc. - Class A	2.6%
IDACORP, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Wintrust Financial Corporation	2.2%
XPO, Inc.	2.2%
Piper Sandler Companies	2.2%
COPT Defense Properties	2.1%
Glacier Bancorp, Inc.	2.1%
Kratos Defense & Security Solutions, Inc.	2.1%
Rambus, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229479
Shareholder Report [Line Items]
Fund Name				Westwood Quality SMidCap Fund
Class Name				Ultra Shares
Trading Symbol				WWSMX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-smidcap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$80	0.70%

Expenses Paid, Amount				$ 80
Expense Ratio, Percent				0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In a stirring year for equity investors, the Westwood Quality SMidCap Fund gained nearly 30%; however, the strategy also trailed its benchmark.

Resilient economic growth, a tempering of inflation and steady labor market conditions provided a foundation for stock market strength. Despite the market’s strength, value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

Performance was driven by the Financials and Consumer Discretionary sectors, primarily from banks and specialty retailers. Our Energy allocation provided negative returns, as falling oil prices impacted exploration and production companies.

We increased our allocation to Financials, as interest rates stabilized and banks improved profit margins. We also increased our allocation to Information Technology. We reduced our position in Materials, as a couple of positions graduated out of the portfolio, and in Consumer Discretionary, where we ended the period with more positions but a reduced allocation.

Among our top holdings, financial firms are heavily represented. Investment banker Piper Sandler Companies (PIPR) is shifting from asset management to the higher-margin advisory business. Cullen/Frost Bankers (CFR), Wintrust Financial Corp. (WTFC) and Glacier Bancorp (GBCI) are each community banks that have gained market share through acquisitions, managed costs and improved their net interest income.

We increased our allocation to Summit Materials (SUM) during the period, as the company has seen improved pricing in cement and aggregate; they also stand to benefit from strategic acquisitions.

Finally, we added to our position in Kratos Defense & Security Solutions (KTOS). The defense contractor makes unmanned combat vehicles (drones) as well as ground systems for satellites and space vehicles; it’s well-positioned to benefit from increased defense spending on next-generation munitions.

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 31, 2020)
Westwood Quality SMidCap Fund - Ultra Shares	29.77%	14.63%
Russell 2500® Value Index	32.42%	15.24%
Russell 3000® Total Return Index	37.86%	15.05%

Performance Inception Date					Jul. 31, 2020
Material Change Date				Oct. 31, 2024
AssetsNet	$ 104,235,884	$ 104,235,884	$ 104,235,884	$ 104,235,884	$ 104,235,884
Holdings Count | Holding	66	66	66	66	66
Advisory Fees Paid, Amount				$ 1,312,138
InvestmentCompanyPortfolioTurnover				73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$104,235,884 Number of Portfolio Holdings66 Advisory Fee (net of waivers)$1,312,138 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Summit Materials, Inc. - Class A	2.6%
IDACORP, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Wintrust Financial Corporation	2.2%
XPO, Inc.	2.2%
Piper Sandler Companies	2.2%
COPT Defense Properties	2.1%
Glacier Bancorp, Inc.	2.1%
Kratos Defense & Security Solutions, Inc.	2.1%
Rambus, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229476
Shareholder Report [Line Items]
Fund Name				Westwood Quality SmallCap Fund
Class Name				Institutional Class Shares
Trading Symbol				WHGSX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.90%

Expenses Paid, Amount				$ 90
Expense Ratio, Percent				0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In an outstanding year for equity investors, the Westwood Quality SmallCap Fund produced a gain of over 20%, but the strategy trailed its benchmark.

The stock market was bolstered by a healthy economy, cooling inflation and steady job numbers. Despite the market’s overall strength, small-cap and value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

The Financials sector was our top performer for the period, followed by the Industrials sector; the two sectors combined for more than three-fourths of the overall return of the fund. Information Technology and Energy were our weakest-performing sectors, both turning in negative returns.

We held five companies that were acquired by larger firms or private equity in the period. Masonite International was purchased by Owens Corning Corp in February 2024, Encore Wire Corp. was acquired by Italian firm Prysmian in April 2024, and restaurateur Chuy’s Holdings was bought out by Darden Corp. Private equity deals included aerospace technology firm Barnes Group Inc. being purchased by Apollo Global Management, while Duckhorn Portfolio Inc. was bought by Butterfly Equity. In each case, the buyout was accretive to the Fund.

Our top two holdings are in the energy sector: SM Energy Company (SM) has production primarily in the Permian Basin, while Northern Oil & Gas Inc. (NOG) has productive acreage in the Appalachians and the Williston Basin in the Dakotas and Montana.

Other top holdings include investment bank Piper Sandler Companies (PIPR) and regional banks The First Bancorp (FNLC), operating in Maine, and City Holding Company (CHCO), based in West Virginia. We also increased our exposure to Innospec Inc. (IOSP), a specialty chemical manufacturer that makes fuel additives as well as oilfield services chemicals; we believe the company’s strategic acquisitions can drive meaningful growth over the long term.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - Institutional Shares	Russell 2000® Total Return Index	Russell 2000® Value Index	Russell 3000® Total Return Index
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$99,129	$100,336	$97,122	$104,490
Oct-2016	$105,469	$104,463	$105,680	$108,923
Oct-2017	$136,806	$133,554	$131,898	$135,043
Oct-2018	$133,691	$136,029	$131,119	$143,950
Oct-2019	$145,261	$142,701	$135,340	$163,368
Oct-2020	$125,069	$142,505	$116,500	$179,947
Oct-2021	$191,443	$214,900	$191,407	$258,943
Oct-2022	$172,155	$175,055	$170,874	$216,171
Oct-2023	$170,574	$160,062	$153,907	$234,287
Oct-2024	$210,210	$214,603	$202,802	$322,976

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality SmallCap Fund - Institutional Shares	23.24%	7.67%	7.71%
Russell 2000® Total Return Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855
Holdings Count | Holding	62	62	62	62	62
Advisory Fees Paid, Amount				$ 8,427,209
InvestmentCompanyPortfolioTurnover				57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,099,507,855 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$8,427,209 Portfolio Turnover57%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SM Energy Company	2.8%
Northern Oil and Gas, Inc.	2.6%
Urban Edge Properties	2.2%
COPT Defense Properties	2.2%
Piper Sandler Companies	2.2%
Merit Medical Systems, Inc.	2.2%
First Bancorp	2.1%
City Holding Company	2.1%
Innospec, Inc.	2.1%
ArcBest Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229475
Shareholder Report [Line Items]
Fund Name				Westwood Quality SmallCap Fund
Class Name				A Class Shares
Trading Symbol				WHGAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$104	1.04%

Expenses Paid, Amount				$ 104
Expense Ratio, Percent				1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In an outstanding year for equity investors, the Westwood Quality SmallCap Fund produced a gain of over 20%, but the strategy trailed its benchmark.

The stock market was bolstered by a healthy economy, cooling inflation and steady job numbers. Despite the market’s overall strength, small-cap and value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

The Financials sector was our top performer for the period, followed by the Industrials sector; the two sectors combined for more than three-fourths of the overall return of the fund. Information Technology and Energy were our weakest-performing sectors, both turning in negative returns.

We held five companies that were acquired by larger firms or private equity in the period. Masonite International was purchased by Owens Corning Corp in February 2024, Encore Wire Corp. was acquired by Italian firm Prysmian in April 2024, and restaurateur Chuy’s Holdings was bought out by Darden Corp. Private equity deals included aerospace technology firm Barnes Group Inc. being purchased by Apollo Global Management, while Duckhorn Portfolio Inc. was bought by Butterfly Equity. In each case, the buyout was accretive to the Fund.

Our top two holdings are in the energy sector: SM Energy Company (SM) has production primarily in the Permian Basin, while Northern Oil & Gas Inc. (NOG) has productive acreage in the Appalachians and the Williston Basin in the Dakotas and Montana.

Other top holdings include investment bank Piper Sandler Companies (PIPR) and regional banks The First Bancorp (FNLC), operating in Maine, and City Holding Company (CHCO), based in West Virginia. We also increased our exposure to Innospec Inc. (IOSP), a specialty chemical manufacturer that makes fuel additives as well as oilfield services chemicals; we believe the company’s strategic acquisitions can drive meaningful growth over the long term.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - A Class Shares	Russell 2000® Total Return Index	Russell 2000® Value Index	Russell 3000® Total Return Index
Sep-2019	$9,599	$10,000	$10,000	$10,000
Oct-2019	$10,335	$10,637	$10,905	$10,475
Oct-2020	$8,884	$10,623	$9,387	$11,538
Oct-2021	$13,584	$16,019	$15,422	$16,603
Oct-2022	$12,205	$13,049	$13,768	$13,861
Oct-2023	$12,079	$11,931	$12,401	$15,022
Oct-2024	$14,859	$15,997	$16,340	$20,709

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - A Class Shares
Without Load	23.02%	7.53%	8.84%
With Load*	18.10%	6.66%	7.98%
Russell 2000® Total Return Index	34.07%	8.50%	9.53%
Russell 2000® Value Index	31.77%	8.42%	9.99%
Russell 3000® Total Return Index	37.86%	14.60%	15.15%

Performance Inception Date					Sep. 03, 2019
Material Change Date				Oct. 31, 2024
AssetsNet	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855
Holdings Count | Holding	62	62	62	62	62
Advisory Fees Paid, Amount				$ 8,427,209
InvestmentCompanyPortfolioTurnover				57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,099,507,855 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$8,427,209 Portfolio Turnover57%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SM Energy Company	2.8%
Northern Oil and Gas, Inc.	2.6%
Urban Edge Properties	2.2%
COPT Defense Properties	2.2%
Piper Sandler Companies	2.2%
Merit Medical Systems, Inc.	2.2%
First Bancorp	2.1%
City Holding Company	2.1%
Innospec, Inc.	2.1%
ArcBest Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
Updated Prospectus Phone Number				(877) 386-3944
Updated Prospectus Web Address				https://westwoodgroup.com/product/quality-smallcap-fund/
C000229478
Shareholder Report [Line Items]
Fund Name				Westwood Quality SmallCap Fund
Class Name				C Class Shares
Trading Symbol				WHGCX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$179	1.79%

Expenses Paid, Amount				$ 179
Expense Ratio, Percent				1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In an outstanding year for equity investors, the Westwood Quality SmallCap Fund produced a gain of over 20%, but the strategy trailed its benchmark.

The stock market was bolstered by a healthy economy, cooling inflation and steady job numbers. Despite the market’s overall strength, small-cap and value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

The Financials sector was our top performer for the period, followed by the Industrials sector; the two sectors combined for more than three-fourths of the overall return of the fund. Information Technology and Energy were our weakest-performing sectors, both turning in negative returns.

We held five companies that were acquired by larger firms or private equity in the period. Masonite International was purchased by Owens Corning Corp in February 2024, Encore Wire Corp. was acquired by Italian firm Prysmian in April 2024, and restaurateur Chuy’s Holdings was bought out by Darden Corp. Private equity deals included aerospace technology firm Barnes Group Inc. being purchased by Apollo Global Management, while Duckhorn Portfolio Inc. was bought by Butterfly Equity. In each case, the buyout was accretive to the Fund.

Our top two holdings are in the energy sector: SM Energy Company (SM) has production primarily in the Permian Basin, while Northern Oil & Gas Inc. (NOG) has productive acreage in the Appalachians and the Williston Basin in the Dakotas and Montana.

Other top holdings include investment bank Piper Sandler Companies (PIPR) and regional banks The First Bancorp (FNLC), operating in Maine, and City Holding Company (CHCO), based in West Virginia. We also increased our exposure to Innospec Inc. (IOSP), a specialty chemical manufacturer that makes fuel additives as well as oilfield services chemicals; we believe the company’s strategic acquisitions can drive meaningful growth over the long term.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - C Class Shares	Russell 2000® Total Return Index	Russell 2000® Value Index	Russell 3000® Total Return Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Oct-2019	$10,760	$10,637	$10,905	$10,475
Oct-2020	$9,182	$10,623	$9,387	$11,538
Oct-2021	$13,946	$16,019	$15,422	$16,603
Oct-2022	$12,433	$13,049	$13,768	$13,861
Oct-2023	$12,213	$11,931	$12,401	$15,022
Oct-2024	$14,915	$15,997	$16,340	$20,709

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - C Class Shares
Without CDSC	22.12%	6.75%	8.06%
With CDSC	21.12%	6.75%	8.06%
Russell 2000® Total Return Index	34.07%	8.50%	9.53%
Russell 2000® Value Index	31.77%	8.42%	9.99%
Russell 3000® Total Return Index	37.86%	14.60%	15.15%

Performance Inception Date					Sep. 03, 2019
Material Change Date				Oct. 31, 2024
AssetsNet	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855
Holdings Count | Holding	62	62	62	62	62
Advisory Fees Paid, Amount				$ 8,427,209
InvestmentCompanyPortfolioTurnover				57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,099,507,855 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$8,427,209 Portfolio Turnover57%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SM Energy Company	2.8%
Northern Oil and Gas, Inc.	2.6%
Urban Edge Properties	2.2%
COPT Defense Properties	2.2%
Piper Sandler Companies	2.2%
Merit Medical Systems, Inc.	2.2%
First Bancorp	2.1%
City Holding Company	2.1%
Innospec, Inc.	2.1%
ArcBest Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229477
Shareholder Report [Line Items]
Fund Name				Westwood Quality SmallCap Fund
Class Name				Ultra Shares
Trading Symbol				WWSYX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$79	0.79%

Expenses Paid, Amount				$ 79
Expense Ratio, Percent				0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In an outstanding year for equity investors, the Westwood Quality SmallCap Fund produced a gain of over 20%, but the strategy trailed its benchmark.

The stock market was bolstered by a healthy economy, cooling inflation and steady job numbers. Despite the market’s overall strength, small-cap and value strategies trailed as the “Magnificent 7” — top-performing large-cap growth stocks in the tech sector — surged on optimism surrounding AI-driven opportunities.

The Financials sector was our top performer for the period, followed by the Industrials sector; the two sectors combined for more than three-fourths of the overall return of the fund. Information Technology and Energy were our weakest-performing sectors, both turning in negative returns.

We held five companies that were acquired by larger firms or private equity in the period. Masonite International was purchased by Owens Corning Corp in February 2024, Encore Wire Corp. was acquired by Italian firm Prysmian in April 2024, and restaurateur Chuy’s Holdings was bought out by Darden Corp. Private equity deals included aerospace technology firm Barnes Group Inc. being purchased by Apollo Global Management, while Duckhorn Portfolio Inc. was bought by Butterfly Equity. In each case, the buyout was accretive to the Fund.

Our top two holdings are in the energy sector: SM Energy Company (SM) has production primarily in the Permian Basin, while Northern Oil & Gas Inc. (NOG) has productive acreage in the Appalachians and the Williston Basin in the Dakotas and Montana.

Other top holdings include investment bank Piper Sandler Companies (PIPR) and regional banks The First Bancorp (FNLC), operating in Maine, and City Holding Company (CHCO), based in West Virginia. We also increased our exposure to Innospec Inc. (IOSP), a specialty chemical manufacturer that makes fuel additives as well as oilfield services chemicals; we believe the company’s strategic acquisitions can drive meaningful growth over the long term.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - Ultra Shares	Russell 2000® Total Return Index	Russell 2000® Value Index	Russell 3000® Total Return Index
Mar-2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2020	$1,234,642	$1,343,605	$1,263,060	$1,303,870
Oct-2021	$1,892,643	$2,026,172	$2,075,187	$1,876,258
Oct-2022	$1,705,007	$1,650,500	$1,852,574	$1,566,342
Oct-2023	$1,690,889	$1,509,137	$1,668,618	$1,697,604
Oct-2024	$2,086,790	$2,023,373	$2,198,729	$2,340,235

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 31, 2020)
Westwood Quality SmallCap Fund - Ultra Shares	23.41%	17.40%
Russell 2000® Total Return Index	34.07%	16.61%
Russell 2000® Value Index	31.77%	18.74%
Russell 3000® Total Return Index	37.86%	20.37%

Performance Inception Date					Mar. 31, 2020
Material Change Date				Oct. 31, 2024
AssetsNet	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855	$ 1,099,507,855
Holdings Count | Holding	62	62	62	62	62
Advisory Fees Paid, Amount				$ 8,427,209
InvestmentCompanyPortfolioTurnover				57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,099,507,855 Number of Portfolio Holdings62 Advisory Fee (net of waivers)$8,427,209 Portfolio Turnover57%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SM Energy Company	2.8%
Northern Oil and Gas, Inc.	2.6%
Urban Edge Properties	2.2%
COPT Defense Properties	2.2%
Piper Sandler Companies	2.2%
Merit Medical Systems, Inc.	2.2%
First Bancorp	2.1%
City Holding Company	2.1%
Innospec, Inc.	2.1%
ArcBest Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229075
Shareholder Report [Line Items]
Fund Name				Westwood Quality AllCap Fund
Class Name				Institutional Shares
Trading Symbol				WQAIX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-allcap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.53%

Expenses Paid, Amount				$ 59
Expense Ratio, Percent				0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the reporting period, the Westwood Quality AllCap Value Fund participated in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation and relatively stable employment.

Value investing took a backseat during the period as the “Magnificent 7” — a group of top-performing, large-cap growth stocks primarily in the technology sector — surged, fueled by expected gains from advances in artificial intelligence (AI).

The top-performing sectors for the period were Financials, Communication Services and Information Technology. Insurance companies and banks were among the prominent performers in the portfolio; within Communication Services and Information Technology, we benefited from several companies developing AI solutions within their core offerings.

The Consumer Staples sector detracted from performance, while Energy and Health Care also lagged. One position in Consumer Staples caused much of the trouble; we sold the position after an expected turnaround never materialized. Energy stocks struggled as the price of oil declined, while a medical device maker and a pharmaceutical company struggled within Health Care.

Our top two holdings were large banks; Wells Fargo & Co. (WFC) and Bank of America (BAC) have high-quality deposit bases and management teams focused on managing costs. We increased our position in pharmaceutical company Johnson & Johnson (JNJ), which we believe is well-positioned to gain after resolving some overhanging legal issues.

Both Alphabet Inc. (GOOGL) and Microsoft Corp. (MSFT) are poised to gain from implementation of AI into their key products; Google has seen use of its Gemini product surge this year, while Microsoft is adding its CoPilot product to their Office 365 software suite. We increased our allocation to Summit Materials (SUM) as the industrial company has seen improved pricing in cement and aggregate; they also stand to benefit from strategic acquisitions.

Line Graph [Table Text Block]
	Westwood Quality AllCap Fund - Institutional Shares	Russell 3000® Total Return Index	Russell 3000® Value Index
Sep-2021	$100,000	$100,000	$100,000
Oct-2021	$105,900	$106,762	$104,993
Oct-2022	$100,752	$89,128	$97,383
Oct-2023	$102,324	$96,597	$96,919
Oct-2024	$127,045	$133,164	$126,984

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Institutional Shares	24.16%	8.07%
Russell 3000® Total Return Index	37.86%	9.73%
Russell 3000® Value Index	31.02%	8.05%

Performance Inception Date					Sep. 30, 2021
Material Change Date				Oct. 31, 2024
AssetsNet	$ 22,535,981	$ 22,535,981	$ 22,535,981	$ 22,535,981	$ 22,535,981
Holdings Count | Holding	53	53	53	53	53
Advisory Fees Paid, Amount				$ 2,003
InvestmentCompanyPortfolioTurnover				73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,535,981 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$2,003 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wells Fargo & Company	3.0%
Bank of America Corporation	3.0%
Johnson & Johnson	2.9%
UnitedHealth Group, Inc.	2.9%
Alphabet, Inc. - Class A	2.7%
Abbott Laboratories	2.5%
Microsoft Corporation	2.4%
Summit Materials, Inc. - Class A	2.4%
Salesforce, Inc.	2.3%
Danaher Corporation	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229074
Shareholder Report [Line Items]
Fund Name				Westwood Quality AllCap Fund
Class Name				Ultra Shares
Trading Symbol				WQAUX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/quality-allcap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$50	0.45%

Expenses Paid, Amount				$ 50
Expense Ratio, Percent				0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the reporting period, the Westwood Quality AllCap Value Fund participated in a bull market that kicked off in October 2022. The equity market was supported by strong economic growth, moderating inflation and relatively stable employment.

Value investing took a backseat during the period as the “Magnificent 7” — a group of top-performing, large-cap growth stocks primarily in the technology sector — surged, fueled by expected gains from advances in artificial intelligence (AI).

The top-performing sectors for the period were Financials, Communication Services and Information Technology. Insurance companies and banks were among the prominent performers in the portfolio; within Communication Services and Information Technology, we benefited from several companies developing AI solutions within their core offerings.

The Consumer Staples sector detracted from performance, while Energy and Health Care also lagged. One position in Consumer Staples caused much of the trouble; we sold the position after an expected turnaround never materialized. Energy stocks struggled as the price of oil declined, while a medical device maker and a pharmaceutical company struggled within Health Care.

Our top two holdings were large banks; Wells Fargo & Co. (WFC) and Bank of America (BAC) have high-quality deposit bases and management teams focused on managing costs. We increased our position in pharmaceutical company Johnson & Johnson (JNJ), which we believe is well-positioned to gain after resolving some overhanging legal issues.

Both Alphabet Inc. (GOOGL) and Microsoft Corp. (MSFT) are poised to gain from implementation of AI into their key products; Google has seen use of its Gemini product surge this year, while Microsoft is adding its CoPilot product to their Office 365 software suite. We increased our allocation to Summit Materials (SUM) as the industrial company has seen improved pricing in cement and aggregate; they also stand to benefit from strategic acquisitions.

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Ultra Shares	24.39%	8.14%
Russell 3000® Total Return Index	37.86%	9.73%
Russell 3000® Value Index	31.02%	8.05%

Performance Inception Date					Sep. 30, 2021
Material Change Date				Oct. 31, 2024
AssetsNet	$ 22,535,981	$ 22,535,981	$ 22,535,981	$ 22,535,981	$ 22,535,981
Holdings Count | Holding	53	53	53	53	53
Advisory Fees Paid, Amount				$ 2,003
InvestmentCompanyPortfolioTurnover				73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,535,981 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$2,003 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wells Fargo & Company	3.0%
Bank of America Corporation	3.0%
Johnson & Johnson	2.9%
UnitedHealth Group, Inc.	2.9%
Alphabet, Inc. - Class A	2.7%
Abbott Laboratories	2.5%
Microsoft Corporation	2.4%
Summit Materials, Inc. - Class A	2.4%
Salesforce, Inc.	2.3%
Danaher Corporation	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229473
Shareholder Report [Line Items]
Fund Name				Westwood Income Opportunity Fund
Class Name				Institutional Shares
Trading Symbol				WHGIX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.83%

Expenses Paid, Amount				$ 91
Expense Ratio, Percent				0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Income Opportunity Fund underperformed its representative blended benchmark (40% S&P 500/60% Bloomberg U.S. Aggregate Bond) despite posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 40% of the portfolio in stocks, with an additional 6% in convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - Institutional Shares	19.85%	5.04%	4.91%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate	20.95%	6.03%	6.21%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 521,333,310	$ 521,333,310	$ 521,333,310	$ 521,333,310	$ 521,333,310
Holdings Count | Holding	130	130	130	130	130
Advisory Fees Paid, Amount				$ 3,393,620
InvestmentCompanyPortfolioTurnover				57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$521,333,310 Number of Portfolio Holdings130 Advisory Fee $3,393,620 Portfolio Turnover57%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.6%
Common Stocks	44.1%
Convertible Bonds	5.9%
Corporate Bonds	29.5%
Exchange-Traded Funds	3.9%
Money Market Funds	0.3%
Preferred Stocks	2.8%
U.S. Government & Agencies	10.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	2.3%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
Microsoft Corporation	2.1%
Energy Transfer, L.P.	1.9%
Walmart, Inc.	1.8%
Goldman Sachs Group, Inc. (The)	1.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.7%
Gilead Sciences, Inc.	1.7%
JPMorgan Nasdaq Equity Premium Income ETF	1.6%
Lowe's Companies, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229474
Shareholder Report [Line Items]
Fund Name				Westwood Income Opportunity Fund
Class Name				A Class Shares
Trading Symbol				WWIAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$110	1.00%

Expenses Paid, Amount				$ 110
Expense Ratio, Percent				1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Income Opportunity Fund underperformed its representative blended benchmark (40% S&P 500/60% Bloomberg U.S. Aggregate Bond) despite posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 40% of the portfolio in stocks, with an additional 6% in convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

Material Change Date				Oct. 31, 2024
AssetsNet	$ 521,333,310	$ 521,333,310	$ 521,333,310	$ 521,333,310	$ 521,333,310
Holdings Count | Holding	130	130	130	130	130
Advisory Fees Paid, Amount				$ 3,393,620
InvestmentCompanyPortfolioTurnover				57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$521,333,310 Number of Portfolio Holdings130 Advisory Fee $3,393,620 Portfolio Turnover57%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.6%
Common Stocks	44.1%
Convertible Bonds	5.9%
Corporate Bonds	29.5%
Exchange-Traded Funds	3.9%
Money Market Funds	0.3%
Preferred Stocks	2.8%
U.S. Government & Agencies	10.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	2.3%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
Microsoft Corporation	2.1%
Energy Transfer, L.P.	1.9%
Walmart, Inc.	1.8%
Goldman Sachs Group, Inc. (The)	1.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.7%
Gilead Sciences, Inc.	1.7%
JPMorgan Nasdaq Equity Premium Income ETF	1.6%
Lowe's Companies, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
Updated Prospectus Phone Number				(877) 386-3944
Updated Prospectus Web Address				https://westwoodgroup.com/product/income-opportunity-fund/
C000229472
Shareholder Report [Line Items]
Fund Name				Westwood Income Opportunity Fund
Class Name				C Class Shares
Trading Symbol				WWICX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$191	1.75%

Expenses Paid, Amount				$ 191
Expense Ratio, Percent				1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Income Opportunity Fund underperformed its representative blended benchmark (40% S&P 500/60% Bloomberg U.S. Aggregate Bond) despite posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 40% of the portfolio in stocks, with an additional 6% in convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

Line Graph [Table Text Block]
	Westwood Income Opportunity Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index	S&P 500 Index	Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Sep-2019	$10,000	$10,000	$10,000	$10,000	$10,000
Oct-2019	$10,123	$9,959	$10,475	$10,479	$10,165
Oct-2020	$10,479	$10,575	$11,538	$11,497	$11,004
Oct-2021	$12,159	$10,524	$16,603	$16,431	$12,694
Oct-2022	$10,243	$8,874	$13,861	$14,030	$10,797
Oct-2023	$10,386	$8,905	$15,022	$15,453	$11,262
Oct-2024	$12,329	$9,844	$20,709	$21,328	$13,621

Performance Inception Date					Sep. 03, 2019
Material Change Date				Oct. 31, 2024
AssetsNet	$ 521,333,310	$ 521,333,310	$ 521,333,310	$ 521,333,310	$ 521,333,310
Holdings Count | Holding	130	130	130	130	130
Advisory Fees Paid, Amount				$ 3,393,620
InvestmentCompanyPortfolioTurnover				57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$521,333,310 Number of Portfolio Holdings130 Advisory Fee $3,393,620 Portfolio Turnover57%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.6%
Common Stocks	44.1%
Convertible Bonds	5.9%
Corporate Bonds	29.5%
Exchange-Traded Funds	3.9%
Money Market Funds	0.3%
Preferred Stocks	2.8%
U.S. Government & Agencies	10.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	2.3%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
Microsoft Corporation	2.1%
Energy Transfer, L.P.	1.9%
Walmart, Inc.	1.8%
Goldman Sachs Group, Inc. (The)	1.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.7%
Gilead Sciences, Inc.	1.7%
JPMorgan Nasdaq Equity Premium Income ETF	1.6%
Lowe's Companies, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000240107
Shareholder Report [Line Items]
Fund Name				Westwood Income Opportunity Fund
Class Name				Ultra Shares
Trading Symbol				WHGOX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$82	0.75%

Expenses Paid, Amount				$ 82
Expense Ratio, Percent				0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Income Opportunity Fund underperformed its representative blended benchmark (40% S&P 500/60% Bloomberg U.S. Aggregate Bond) despite posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 40% of the portfolio in stocks, with an additional 6% in convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 30, 2022)
Westwood Income Opportunity Fund - Ultra Shares	19.86%	8.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	3.59%
Russell 3000® Total Return Index	37.86%	20.06%
S&P 500 Index	38.02%	20.93%
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate	20.95%	11.27%

Performance Inception Date					Nov. 30, 2022
Material Change Date				Oct. 31, 2024
AssetsNet	$ 521,333,310	$ 521,333,310	$ 521,333,310	$ 521,333,310	$ 521,333,310
Holdings Count | Holding	130	130	130	130	130
Advisory Fees Paid, Amount				$ 3,393,620
InvestmentCompanyPortfolioTurnover				57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$521,333,310 Number of Portfolio Holdings130 Advisory Fee $3,393,620 Portfolio Turnover57%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.6%
Common Stocks	44.1%
Convertible Bonds	5.9%
Corporate Bonds	29.5%
Exchange-Traded Funds	3.9%
Money Market Funds	0.3%
Preferred Stocks	2.8%
U.S. Government & Agencies	10.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	2.3%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
Microsoft Corporation	2.1%
Energy Transfer, L.P.	1.9%
Walmart, Inc.	1.8%
Goldman Sachs Group, Inc. (The)	1.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.7%
Gilead Sciences, Inc.	1.7%
JPMorgan Nasdaq Equity Premium Income ETF	1.6%
Lowe's Companies, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229469
Shareholder Report [Line Items]
Fund Name				Westwood Multi-Asset Income Fund
Class Name				Institutional Shares
Trading Symbol				WHGHX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/multi-asset-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.88%

Expenses Paid, Amount				$ 96
Expense Ratio, Percent				0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Multi-Asset Income Fund outperformed its representative blended benchmark (20% S&P 500/80% Bloomberg U.S. Aggregate Bond) by posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 26% of the portfolio in stocks and convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

Line Graph [Table Text Block]
	Westwood Multi-Asset Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index	S&P 500 Index	Westwood -80%Bloom US Agg/20%S&P500TR
Oct-2014	$100,000	$100,000	$100,000	$100,000	$100,000
Oct-2015	$98,167	$101,956	$104,490	$105,200	$102,774
Oct-2016	$102,830	$106,412	$108,923	$109,943	$107,373
Oct-2017	$108,254	$107,372	$135,043	$135,925	$112,897
Oct-2018	$110,334	$105,167	$143,950	$145,911	$112,750
Oct-2019	$117,233	$117,272	$163,368	$166,814	$126,684
Oct-2020	$125,606	$124,527	$179,947	$183,012	$135,957
Oct-2021	$145,317	$123,932	$258,943	$261,550	$145,752
Oct-2022	$127,326	$104,496	$216,171	$223,335	$123,511
Oct-2023	$132,769	$104,868	$234,287	$245,988	$126,390
Oct-2024	$157,956	$115,928	$322,976	$339,505	$146,175

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - Institutional Shares	18.97%	6.14%	4.68%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
Westwood -80%Bloom US Agg/20%S&P500TR	15.65%	2.90%	3.87%

AssetsNet	$ 96,561,045	$ 96,561,045	$ 96,561,045	$ 96,561,045	$ 96,561,045
Holdings Count | Holding	136	136	136	136	136
Advisory Fees Paid, Amount				$ 650,199
InvestmentCompanyPortfolioTurnover				65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$96,561,045 Number of Portfolio Holdings136 Advisory Fee (net of waivers)$650,199 Portfolio Turnover65%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.0%
Common Stocks	24.0%
Corporate Bonds	61.5%
Exchange-Traded Funds	2.4%
Foreign Governments	0.7%
Money Market Funds	1.2%
Preferred Stocks	2.3%
U.S. Government & Agencies	5.8%
Warrant	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 02/15/54	2.9%
U.S. Treasury Bonds, 4.750%, due 11/15/53	1.9%
Service Properties Trust, 8.875%, due 06/15/32	1.4%
Connect Finco SARL / Connect U.S. Finco, LLC, 9.000%, due 09/15/29	1.4%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
Avation Capital S.A., 8.250%, due 10/31/26	1.2%
Walmart, Inc.	1.2%
Level 3 Financing, Inc., 10.500%, due 05/15/30	1.1%
Martin Midstream Partners, L.P., 11.500%, due 02/15/28	1.1%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood High Income Fund to the Westwood Multi-Asset Income Fund.
C000229470
Shareholder Report [Line Items]
Fund Name				Westwood Multi-Asset Income Fund
Class Name				A Class Shares
Trading Symbol				WSDAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/multi-asset-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$122	1.12%

Expenses Paid, Amount				$ 122
Expense Ratio, Percent				1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Multi-Asset Income Fund outperformed its representative blended benchmark (20% S&P 500/80% Bloomberg U.S. Aggregate Bond) by posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 26% of the portfolio in stocks and convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

Line Graph [Table Text Block]
	Westwood Multi-Asset Income Fund - A Class Shares	S&P 500 Index	Westwood -80%Bloom US Agg/20%S&P500TR	Russell 3000® Total Return Index	Bloomberg U.S. Aggregate Bond Index
Oct-2014	$9,696	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,504	$10,520	$10,277	$10,449	$10,196
Oct-2016	$9,932	$10,994	$10,737	$10,892	$10,641
Oct-2017	$10,429	$13,593	$11,290	$13,504	$10,737
Oct-2018	$10,628	$14,591	$11,275	$14,395	$10,517
Oct-2019	$11,258	$16,681	$12,668	$16,337	$11,727
Oct-2020	$12,047	$18,301	$13,596	$17,995	$12,453
Oct-2021	$13,895	$26,155	$14,575	$25,894	$12,393
Oct-2022	$12,153	$22,334	$12,351	$21,617	$10,450
Oct-2023	$12,627	$24,599	$12,639	$23,429	$10,487
Oct-2024	$14,993	$33,950	$14,618	$32,298	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - A Class Shares	18.73%	5.90%	4.45%
With Load*	15.23%	5.25%	4.13%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%
Westwood -80%Bloom US Agg/20%S&P500TR	15.65%	2.90%	3.87%

AssetsNet	$ 96,561,045	$ 96,561,045	$ 96,561,045	$ 96,561,045	$ 96,561,045
Holdings Count | Holding	136	136	136	136	136
Advisory Fees Paid, Amount				$ 650,199
InvestmentCompanyPortfolioTurnover				65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$96,561,045 Number of Portfolio Holdings136 Advisory Fee (net of waivers)$650,199 Portfolio Turnover65%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.0%
Common Stocks	24.0%
Corporate Bonds	61.5%
Exchange-Traded Funds	2.4%
Foreign Governments	0.7%
Money Market Funds	1.2%
Preferred Stocks	2.3%
U.S. Government & Agencies	5.8%
Warrant	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 02/15/54	2.9%
U.S. Treasury Bonds, 4.750%, due 11/15/53	1.9%
Service Properties Trust, 8.875%, due 06/15/32	1.4%
Connect Finco SARL / Connect U.S. Finco, LLC, 9.000%, due 09/15/29	1.4%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
Avation Capital S.A., 8.250%, due 10/31/26	1.2%
Walmart, Inc.	1.2%
Level 3 Financing, Inc., 10.500%, due 05/15/30	1.1%
Martin Midstream Partners, L.P., 11.500%, due 02/15/28	1.1%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood High Income Fund to the Westwood Multi-Asset Income Fund.
Updated Prospectus Phone Number				(877) 386-3944
Updated Prospectus Web Address				https://westwoodgroup.com/product/multi-asset-income-fund/
C000229471
Shareholder Report [Line Items]
Fund Name				Westwood Multi-Asset Income Fund
Class Name				C Class Shares
Trading Symbol				WWHCX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/multi-asset-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$204	1.87%

Expenses Paid, Amount				$ 204
Expense Ratio, Percent				1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Multi-Asset Income Fund outperformed its representative blended benchmark (20% S&P 500/80% Bloomberg U.S. Aggregate Bond) by posting a strong absolute return of nearly 20%.

The equity markets continued to see strong returns for the period, driven in large part by the “Magnificent 7,” as this basket of large-cap growth names posted over a 50% return and significantly contributed to the S&P 500’s 38% return for the trailing 12 months.

During the period, the bond market was shaped by high interest rates as central banks, particularly the U.S. Federal Reserve, maintained elevated rates to control inflation. As a result, bond yields remained high, leading to lower bond prices, with investors focused on future economic growth and inflation trends.

Within the portfolio, we maintained an overweight allocation to equity securities relative to the benchmark, holding about 26% of the portfolio in stocks and convertible securities on average. While the overweight to equities was a positive contributor to performance for the period, stock selection was the primary detractor to the Fund’s performance. Our selection within fixed income was a positive contributor as both our investment grade and high yield holdings generally outperformed the bond market broadly.

Line Graph [Table Text Block]
	Westwood Multi-Asset Income Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Total Return Index	S&P 500 Index	Westwood -80%Bloom US Agg/20%S&P500TR
Mar-2020	$10,000	$10,000	$10,000	$10,000	$10,000
Oct-2020	$11,851	$10,307	$13,039	$12,782	$10,780
Oct-2021	$13,720	$10,258	$18,763	$18,267	$11,556
Oct-2022	$11,893	$8,649	$15,663	$15,598	$9,793
Oct-2023	$12,290	$8,680	$16,976	$17,180	$10,021
Oct-2024	$14,484	$9,595	$23,402	$23,711	$11,590

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 31, 2020)
Westwood Multi-Asset Income Fund - C Class Shares
Without CDSC	17.85%	8.41%
With CDSC	16.85%	8.41%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.90%
Russell 3000® Total Return Index	37.86%	20.37%
S&P 500 Index	38.02%	20.71%
Westwood -80%Bloom US Agg/20%S&P500TR	15.65%	3.18%

Performance Inception Date					Mar. 31, 2020
AssetsNet	$ 96,561,045	$ 96,561,045	$ 96,561,045	$ 96,561,045	$ 96,561,045
Holdings Count | Holding	136	136	136	136	136
Advisory Fees Paid, Amount				$ 650,199
InvestmentCompanyPortfolioTurnover				65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$96,561,045 Number of Portfolio Holdings136 Advisory Fee (net of waivers)$650,199 Portfolio Turnover65%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.0%
Common Stocks	24.0%
Corporate Bonds	61.5%
Exchange-Traded Funds	2.4%
Foreign Governments	0.7%
Money Market Funds	1.2%
Preferred Stocks	2.3%
U.S. Government & Agencies	5.8%
Warrant	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 02/15/54	2.9%
U.S. Treasury Bonds, 4.750%, due 11/15/53	1.9%
Service Properties Trust, 8.875%, due 06/15/32	1.4%
Connect Finco SARL / Connect U.S. Finco, LLC, 9.000%, due 09/15/29	1.4%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
Avation Capital S.A., 8.250%, due 10/31/26	1.2%
Walmart, Inc.	1.2%
Level 3 Financing, Inc., 10.500%, due 05/15/30	1.1%
Martin Midstream Partners, L.P., 11.500%, due 02/15/28	1.1%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood High Income Fund to the Westwood Multi-Asset Income Fund.
C000229466
Shareholder Report [Line Items]
Fund Name				Westwood Alternative Income Fund
Class Name				Institutional Shares
Trading Symbol				WMNIX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$104	0.99%

Expenses Paid, Amount				$ 104
Expense Ratio, Percent				0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Alternative Income Fund outperformed its benchmark (FTSE 1-Month Treasury Bill) by several hundred basis points.

In the portfolio, both our Convertible Arbitrage and Yield allocations posted positive net returns for the period. Performance was driven by exposure to equity price movements and volatility as the convertible arbitrage sleeve benefited from lower interest rates, tight credit spreads, increased volatility and the outperformance of small-midcaps.

The prospect of interest rate cuts improved the market’s mood to take additional risk. Small- and mid-cap growth equities (most associated with convertibles) had strong absolute performance as the rate-cutting cycle began. The future cost of capital is declining and thus lowering the cost of funds to fuel capital-intensive growth stories.

In terms of positioning, net equity delta was increased in anticipation of Fed rate cuts. Small-cap equity performance is sensitive to changes in interest rates as the companies typically need more capital to fund their growth and expand their businesses. We feel that taking the additional equity risk is warranted in light of the Fed’s latest move and potential future reductions in rates. Our yield bucket allocation remains at below 20% both as a function of tighter credit spreads and its potential for lower risk-adjusted forward-looking returns relative to convertible arbitrage. We may experience some turbulent waters in the near term as each economic data point is released, but the Fund, as a long volatility strategy, is positioned to capitalize on this uncertainty.

Line Graph [Table Text Block]
	Westwood Alternative Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
May-2015	$100,000	$100,000	$100,000
Oct-2015	$101,376	$100,229	$100,004
Oct-2016	$105,042	$104,609	$100,179
Oct-2017	$107,306	$105,553	$100,848
Oct-2018	$106,134	$103,386	$102,477
Oct-2019	$113,105	$115,285	$104,849
Oct-2020	$120,393	$122,417	$105,591
Oct-2021	$128,079	$121,832	$105,637
Oct-2022	$124,168	$102,726	$106,529
Oct-2023	$129,727	$103,092	$111,694
Oct-2024	$141,907	$113,964	$117,848

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2015)
Westwood Alternative Income Fund - Institutional Shares	9.39%	4.64%	3.75%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.39%
FTSE 1-Month Treasury Bill Index	5.51%	2.37%	1.74%

Performance Inception Date					May 01, 2015
Material Change Date				Oct. 31, 2024
AssetsNet	$ 123,384,734	$ 123,384,734	$ 123,384,734	$ 123,384,734	$ 123,384,734
Holdings Count | Holding	116	116	116	116	116
Advisory Fees Paid, Amount				$ 741,950
InvestmentCompanyPortfolioTurnover				51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$123,384,734 Number of Portfolio Holdings116 Advisory Fee (net of waivers)$741,950 Portfolio Turnover51%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	1.1%
Convertible Bonds	81.2%
Corporate Bonds	14.1%
Money Market Funds	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Axon Enterprise, Inc.	3.8%
Royal Caribbean Cruises Ltd.	3.4%
Lantheus Holdings, Inc. 144A	3.1%
Northern Oil & Gas, Inc.	2.7%
Merit Medical Systems, Inc. 144A	2.6%
Alnylam Pharmaceuticals, Inc.	2.3%
MP Materials Corporation 144A	2.2%
Fluor Corporation	2.1%
Live Nation Entertainment, Inc.	2.1%
MongoDB, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229467
Shareholder Report [Line Items]
Fund Name				Westwood Alternative Income Fund
Class Name				A Class Shares
Trading Symbol				WMNAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$114	1.09%

Expenses Paid, Amount				$ 114
Expense Ratio, Percent				1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Alternative Income Fund outperformed its benchmark (FTSE 1-Month Treasury Bill) by several hundred basis points.

In the portfolio, both our Convertible Arbitrage and Yield allocations posted positive net returns for the period. Performance was driven by exposure to equity price movements and volatility as the convertible arbitrage sleeve benefited from lower interest rates, tight credit spreads, increased volatility and the outperformance of small-midcaps.

The prospect of interest rate cuts improved the market’s mood to take additional risk. Small- and mid-cap growth equities (most associated with convertibles) had strong absolute performance as the rate-cutting cycle began. The future cost of capital is declining and thus lowering the cost of funds to fuel capital-intensive growth stories.

In terms of positioning, net equity delta was increased in anticipation of Fed rate cuts. Small-cap equity performance is sensitive to changes in interest rates as the companies typically need more capital to fund their growth and expand their businesses. We feel that taking the additional equity risk is warranted in light of the Fed’s latest move and potential future reductions in rates. Our yield bucket allocation remains at below 20% both as a function of tighter credit spreads and its potential for lower risk-adjusted forward-looking returns relative to convertible arbitrage. We may experience some turbulent waters in the near term as each economic data point is released, but the Fund, as a long volatility strategy, is positioned to capitalize on this uncertainty.

Line Graph [Table Text Block]
	Westwood Alternative Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Mar-2020	$9,702	$10,000	$10,000
Oct-2020	$10,415	$10,307	$10,006
Oct-2021	$11,057	$10,258	$10,010
Oct-2022	$10,719	$8,649	$10,094
Oct-2023	$11,174	$8,680	$10,584
Oct-2024	$12,216	$9,595	$11,167

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 31, 2020)
Westwood Alternative Income Fund - A Class Shares
Without Load	9.33%	5.15%
With Load*	6.07%	4.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.90%
FTSE 1-Month Treasury Bill Index	5.51%	2.44%

Performance Inception Date					Mar. 31, 2020
Material Change Date				Oct. 31, 2024
AssetsNet	$ 123,384,734	$ 123,384,734	$ 123,384,734	$ 123,384,734	$ 123,384,734
Holdings Count | Holding	116	116	116	116	116
Advisory Fees Paid, Amount				$ 741,950
InvestmentCompanyPortfolioTurnover				51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$123,384,734 Number of Portfolio Holdings116 Advisory Fee (net of waivers)$741,950 Portfolio Turnover51%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	1.1%
Convertible Bonds	81.2%
Corporate Bonds	14.1%
Money Market Funds	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Axon Enterprise, Inc.	3.8%
Royal Caribbean Cruises Ltd.	3.4%
Lantheus Holdings, Inc. 144A	3.1%
Northern Oil & Gas, Inc.	2.7%
Merit Medical Systems, Inc. 144A	2.6%
Alnylam Pharmaceuticals, Inc.	2.3%
MP Materials Corporation 144A	2.2%
Fluor Corporation	2.1%
Live Nation Entertainment, Inc.	2.1%
MongoDB, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
Updated Prospectus Phone Number				(877) 386-3944
Updated Prospectus Web Address				https://westwoodgroup.com/product/alternative-income-fund/
C000229468
Shareholder Report [Line Items]
Fund Name				Westwood Alternative Income Fund
Class Name				C Class Shares
Trading Symbol				WWACX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$193	1.85%

Expenses Paid, Amount				$ 193
Expense Ratio, Percent				1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Alternative Income Fund outperformed its benchmark (FTSE 1-Month Treasury Bill) by several hundred basis points.

In the portfolio, both our Convertible Arbitrage and Yield allocations posted positive net returns for the period. Performance was driven by exposure to equity price movements and volatility as the convertible arbitrage sleeve benefited from lower interest rates, tight credit spreads, increased volatility and the outperformance of small-midcaps.

The prospect of interest rate cuts improved the market’s mood to take additional risk. Small- and mid-cap growth equities (most associated with convertibles) had strong absolute performance as the rate-cutting cycle began. The future cost of capital is declining and thus lowering the cost of funds to fuel capital-intensive growth stories.

In terms of positioning, net equity delta was increased in anticipation of Fed rate cuts. Small-cap equity performance is sensitive to changes in interest rates as the companies typically need more capital to fund their growth and expand their businesses. We feel that taking the additional equity risk is warranted in light of the Fed’s latest move and potential future reductions in rates. Our yield bucket allocation remains at below 20% both as a function of tighter credit spreads and its potential for lower risk-adjusted forward-looking returns relative to convertible arbitrage. We may experience some turbulent waters in the near term as each economic data point is released, but the Fund, as a long volatility strategy, is positioned to capitalize on this uncertainty.

Line Graph [Table Text Block]
	Westwood Alternative Income Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Mar-2020	$10,000	$10,000	$10,000
Oct-2020	$10,721	$10,307	$10,006
Oct-2021	$11,319	$10,258	$10,010
Oct-2022	$10,893	$8,649	$10,094
Oct-2023	$11,282	$8,680	$10,584
Oct-2024	$12,233	$9,595	$11,167

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 31, 2020)
Westwood Alternative Income Fund - C Class Shares
Without CDSC	8.43%	4.49%
With CDSC	7.43%	4.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.90%
FTSE 1-Month Treasury Bill Index	5.51%	2.44%

Performance Inception Date					Mar. 31, 2020
Material Change Date				Oct. 31, 2024
AssetsNet	$ 123,384,734	$ 123,384,734	$ 123,384,734	$ 123,384,734	$ 123,384,734
Holdings Count | Holding	116	116	116	116	116
Advisory Fees Paid, Amount				$ 741,950
InvestmentCompanyPortfolioTurnover				51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$123,384,734 Number of Portfolio Holdings116 Advisory Fee (net of waivers)$741,950 Portfolio Turnover51%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	1.1%
Convertible Bonds	81.2%
Corporate Bonds	14.1%
Money Market Funds	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Axon Enterprise, Inc.	3.8%
Royal Caribbean Cruises Ltd.	3.4%
Lantheus Holdings, Inc. 144A	3.1%
Northern Oil & Gas, Inc.	2.7%
Merit Medical Systems, Inc. 144A	2.6%
Alnylam Pharmaceuticals, Inc.	2.3%
MP Materials Corporation 144A	2.2%
Fluor Corporation	2.1%
Live Nation Entertainment, Inc.	2.1%
MongoDB, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000229465
Shareholder Report [Line Items]
Fund Name				Westwood Alternative Income Fund
Class Name				Ultra Shares
Trading Symbol				WMNUX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$89	0.85%

Expenses Paid, Amount				$ 89
Expense Ratio, Percent				0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing 12 months, the Westwood Alternative Income Fund outperformed its benchmark (FTSE 1-Month Treasury Bill) by several hundred basis points.

In the portfolio, both our Convertible Arbitrage and Yield allocations posted positive net returns for the period. Performance was driven by exposure to equity price movements and volatility as the convertible arbitrage sleeve benefited from lower interest rates, tight credit spreads, increased volatility and the outperformance of small-midcaps.

The prospect of interest rate cuts improved the market’s mood to take additional risk. Small- and mid-cap growth equities (most associated with convertibles) had strong absolute performance as the rate-cutting cycle began. The future cost of capital is declining and thus lowering the cost of funds to fuel capital-intensive growth stories.

In terms of positioning, net equity delta was increased in anticipation of Fed rate cuts. Small-cap equity performance is sensitive to changes in interest rates as the companies typically need more capital to fund their growth and expand their businesses. We feel that taking the additional equity risk is warranted in light of the Fed’s latest move and potential future reductions in rates. Our yield bucket allocation remains at below 20% both as a function of tighter credit spreads and its potential for lower risk-adjusted forward-looking returns relative to convertible arbitrage. We may experience some turbulent waters in the near term as each economic data point is released, but the Fund, as a long volatility strategy, is positioned to capitalize on this uncertainty.

Line Graph [Table Text Block]
	Westwood Alternative Income Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
May-2015	$1,000,000	$1,000,000	$1,000,000
Oct-2015	$1,013,965	$1,002,287	$1,000,037
Oct-2016	$1,051,826	$1,046,089	$1,001,791
Oct-2017	$1,076,167	$1,055,529	$1,008,481
Oct-2018	$1,065,233	$1,033,855	$1,024,767
Oct-2019	$1,135,933	$1,152,846	$1,048,491
Oct-2020	$1,210,223	$1,224,174	$1,055,912
Oct-2021	$1,285,993	$1,218,321	$1,056,369
Oct-2022	$1,251,405	$1,027,257	$1,065,289
Oct-2023	$1,307,744	$1,030,916	$1,116,942
Oct-2024	$1,432,241	$1,139,639	$1,178,483

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2015)
Westwood Alternative Income Fund - Ultra Shares	9.52%	4.74%	3.85%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.39%
FTSE 1-Month Treasury Bill Index	5.51%	2.37%	1.74%

Performance Inception Date					May 01, 2015
Material Change Date				Oct. 31, 2024
AssetsNet	$ 123,384,734	$ 123,384,734	$ 123,384,734	$ 123,384,734	$ 123,384,734
Holdings Count | Holding	116	116	116	116	116
Advisory Fees Paid, Amount				$ 741,950
InvestmentCompanyPortfolioTurnover				51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$123,384,734 Number of Portfolio Holdings116 Advisory Fee (net of waivers)$741,950 Portfolio Turnover51%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	1.1%
Convertible Bonds	81.2%
Corporate Bonds	14.1%
Money Market Funds	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Axon Enterprise, Inc.	3.8%
Royal Caribbean Cruises Ltd.	3.4%
Lantheus Holdings, Inc. 144A	3.1%
Northern Oil & Gas, Inc.	2.7%
Merit Medical Systems, Inc. 144A	2.6%
Alnylam Pharmaceuticals, Inc.	2.3%
MP Materials Corporation 144A	2.2%
Fluor Corporation	2.1%
Live Nation Entertainment, Inc.	2.1%
MongoDB, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000237961
Shareholder Report [Line Items]
Fund Name			Westwood Salient MLP & Energy Infrastructure Fund
Class Name			Institutional Shares
Trading Symbol			SMLPX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of January 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(877) 386-3944
Additional Information Website			https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s costs for the last 10 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$123	1.07%

Expenses Paid, Amount			$ 123
Expense Ratio, Percent			1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing twelve months, the Westwood Salient MLP and Energy Infrastructure Fund modestly trailed its representative benchmark (Alerian Midstream Energy Select TR Index) during the period despite posting a strong absolute return of nearly 40%.

During the period, the best performing sector on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned over 60% for the period due to rising U.S. power demand linked to AI data centers. The Fund's limited exposure to Renewable Energy negatively impacted performance, as the sector struggled with challenges such as rising interest rates, inflation, supply chain disruptions, and uncertainties about the industry's future in light of the upcoming US Presidential Election.

On a relative basis, allocation was the main driver of underperformance during the period versus the benchmark. While allocation effects detracted, the Fund’s stock selection generated almost 300bps of positive attribution. We continue to believe that U.S. production growth in coming years will fill existing pipeline capacity and provide incremental cash flow growth to midstream businesses, which will be returned to shareholders via larger distributions and potential stock buybacks.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$67,409	$72,465	$69,919	$105,200
Oct-2016	$66,030	$80,974	$68,661	$109,943
Oct-2017	$64,153	$85,724	$66,336	$135,925
Oct-2018	$61,862	$80,542	$66,785	$145,911
Oct-2019	$60,161	$83,731	$62,539	$166,814
Oct-2020	$42,414	$56,382	$35,949	$183,012
Oct-2021	$71,019	$102,147	$66,755	$261,550
Oct-2022	$79,327	$116,974	$86,907	$223,335
Oct-2023	$82,780	$124,429	$101,334	$245,988
Oct-2024	$114,740	$176,476	$123,914	$339,505

Average Annual Return [Table Text Block]
	10 months	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	30.24%	38.61%	13.78%	1.38%
S&P 500® Index	20.97%	38.02%	15.27%	13.00%
Alerian MLP Index Trust	16.97%	22.28%	14.66%	2.17%
Alerian Midstream Energy Select Index	33.25%	41.83%	16.08%	5.84%

AssetsNet	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596
Holdings Count | Holding	48	48	48	48	48
Advisory Fees Paid, Amount			$ 7,354,550
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,148,056,596 Number of Portfolio Holdings48 Advisory Fee (net of waivers)$7,354,550 Portfolio Turnover74%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.2%
MLP Related Companies	71.0%
Money Market Funds	0.2%
Special Purpose Acquisition Company	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Western Midstream Partners, L.P.	8.1%
Williams Companies, Inc. (The)	7.4%
Cheniere Energy, Inc.	6.5%
TC Energy Corporation	6.0%
Plains GP Holdings, L.P. - Class A	5.8%
Energy Transfer, L.P.	5.6%
MPLX, L.P.	5.0%
Targa Resources Corporation	4.9%
ONEOK, Inc.	4.9%
DT Midstream, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 25, 2024, the Fund changed its fiscal year end from December 31 to October 31.
C000237964
Shareholder Report [Line Items]
Fund Name			Westwood Salient MLP & Energy Infrastructure Fund
Class Name			A Class Shares
Trading Symbol			SMAPX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of January 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(877) 386-3944
Additional Information Website			https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s costs for the last 10 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$152	1.35%

Expenses Paid, Amount			$ 152
Expense Ratio, Percent			1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing twelve months, the Westwood Salient MLP and Energy Infrastructure Fund modestly trailed its representative benchmark (Alerian Midstream Energy Select TR Index) during the period despite posting a strong absolute return of nearly 40%.

During the period, the best performing sector on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned over 60% for the period due to rising U.S. power demand linked to AI data centers. The Fund's limited exposure to Renewable Energy negatively impacted performance, as the sector struggled with challenges such as rising interest rates, inflation, supply chain disruptions, and uncertainties about the industry's future in light of the upcoming US Presidential Election.

On a relative basis, allocation was the main driver of underperformance during the period versus the benchmark. While allocation effects detracted, the Fund’s stock selection generated almost 300bps of positive attribution. We continue to believe that U.S. production growth in coming years will fill existing pipeline capacity and provide incremental cash flow growth to midstream businesses, which will be returned to shareholders via larger distributions and potential stock buybacks.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2014	$9,452	$10,000	$10,000	$10,000
Oct-2015	$6,356	$7,247	$6,992	$10,520
Oct-2016	$6,215	$8,097	$6,866	$10,994
Oct-2017	$6,023	$8,572	$6,634	$13,593
Oct-2018	$5,797	$8,054	$6,678	$14,591
Oct-2019	$5,626	$8,373	$6,254	$16,681
Oct-2020	$3,960	$5,638	$3,595	$18,301
Oct-2021	$6,609	$10,215	$6,675	$26,155
Oct-2022	$7,362	$11,697	$8,691	$22,334
Oct-2023	$7,669	$12,443	$10,133	$24,599
Oct-2024	$10,598	$17,648	$12,391	$33,950

Average Annual Return [Table Text Block]
	10 Months	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Without Load	29.79%	38.18%	13.50%	1.15%
With Load	24.57%	34.08%	12.23%	0.58%
S&P 500® Index	20.97%	38.02%	15.27%	13.00%
Alerian MLP Index Trust	16.97%	22.28%	14.66%	2.17%
Alerian Midstream Energy Select Index	33.25%	41.83%	16.08%	5.84%

AssetsNet	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596
Holdings Count | Holding	48	48	48	48	48
Advisory Fees Paid, Amount			$ 7,354,550
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,148,056,596 Number of Portfolio Holdings48 Advisory Fee (net of waivers)$7,354,550 Portfolio Turnover74%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.2%
MLP Related Companies	71.0%
Money Market Funds	0.2%
Special Purpose Acquisition Company	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Western Midstream Partners, L.P.	8.1%
Williams Companies, Inc. (The)	7.4%
Cheniere Energy, Inc.	6.5%
TC Energy Corporation	6.0%
Plains GP Holdings, L.P. - Class A	5.8%
Energy Transfer, L.P.	5.6%
MPLX, L.P.	5.0%
Targa Resources Corporation	4.9%
ONEOK, Inc.	4.9%
DT Midstream, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 25, 2024, the Fund changed its fiscal year end from December 31 to October 31.
Updated Prospectus Phone Number			(877) 386-3944
Updated Prospectus Web Address			https://westwoodgroup.com/product/energy-infrastructure-fund/
C000237963
Shareholder Report [Line Items]
Fund Name			Westwood Salient MLP & Energy Infrastructure Fund
Class Name			C Class Shares
Trading Symbol			SMFPX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of January 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(877) 386-3944
Additional Information Website			https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s costs for the last 10 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$240	2.10%

Expenses Paid, Amount			$ 240
Expense Ratio, Percent			2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing twelve months, the Westwood Salient MLP and Energy Infrastructure Fund modestly trailed its representative benchmark (Alerian Midstream Energy Select TR Index) during the period despite posting a strong absolute return of nearly 40%.

During the period, the best performing sector on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned over 60% for the period due to rising U.S. power demand linked to AI data centers. The Fund's limited exposure to Renewable Energy negatively impacted performance, as the sector struggled with challenges such as rising interest rates, inflation, supply chain disruptions, and uncertainties about the industry's future in light of the upcoming US Presidential Election.

On a relative basis, allocation was the main driver of underperformance during the period versus the benchmark. While allocation effects detracted, the Fund’s stock selection generated almost 300bps of positive attribution. We continue to believe that U.S. production growth in coming years will fill existing pipeline capacity and provide incremental cash flow growth to midstream businesses, which will be returned to shareholders via larger distributions and potential stock buybacks.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$6,670	$7,247	$6,992	$10,520
Oct-2016	$6,475	$8,097	$6,866	$10,994
Oct-2017	$6,224	$8,572	$6,634	$13,593
Oct-2018	$5,945	$8,054	$6,678	$14,591
Oct-2019	$5,719	$8,373	$6,254	$16,681
Oct-2020	$4,001	$5,638	$3,595	$18,301
Oct-2021	$6,621	$10,215	$6,675	$26,155
Oct-2022	$7,321	$11,697	$8,691	$22,334
Oct-2023	$7,568	$12,443	$10,133	$24,599
Oct-2024	$10,384	$17,648	$12,391	$33,950

Average Annual Return [Table Text Block]
	10 Months	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Without CDSC	28.91%	37.21%	12.67%	0.38%
With CDSC	27.91%	36.21%	12.67%	0.38%
S&P 500® Index	20.97%	38.02%	15.27%	13.00%
Alerian MLP Index Trust	16.97%	22.28%	14.66%	2.17%
Alerian Midstream Energy Select Index	33.25%	41.83%	16.08%	5.84%

AssetsNet	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596
Holdings Count | Holding	48	48	48	48	48
Advisory Fees Paid, Amount			$ 7,354,550
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,148,056,596 Number of Portfolio Holdings48 Advisory Fee (net of waivers)$7,354,550 Portfolio Turnover74%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.2%
MLP Related Companies	71.0%
Money Market Funds	0.2%
Special Purpose Acquisition Company	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Western Midstream Partners, L.P.	8.1%
Williams Companies, Inc. (The)	7.4%
Cheniere Energy, Inc.	6.5%
TC Energy Corporation	6.0%
Plains GP Holdings, L.P. - Class A	5.8%
Energy Transfer, L.P.	5.6%
MPLX, L.P.	5.0%
Targa Resources Corporation	4.9%
ONEOK, Inc.	4.9%
DT Midstream, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 25, 2024, the Fund changed its fiscal year end from December 31 to October 31.
C000237962
Shareholder Report [Line Items]
Fund Name			Westwood Salient MLP & Energy Infrastructure Fund
Class Name			Ultra Shares
Trading Symbol			SMRPX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of January 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(877) 386-3944
Additional Information Website			https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s costs for the last 10 months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$115	1.00%

Expenses Paid, Amount			$ 115
Expense Ratio, Percent			1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing twelve months, the Westwood Salient MLP and Energy Infrastructure Fund modestly trailed its representative benchmark (Alerian Midstream Energy Select TR Index) during the period despite posting a strong absolute return of nearly 40%.

During the period, the best performing sector on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned over 60% for the period due to rising U.S. power demand linked to AI data centers. The Fund's limited exposure to Renewable Energy negatively impacted performance, as the sector struggled with challenges such as rising interest rates, inflation, supply chain disruptions, and uncertainties about the industry's future in light of the upcoming US Presidential Election.

On a relative basis, allocation was the main driver of underperformance during the period versus the benchmark. While allocation effects detracted, the Fund’s stock selection generated almost 300bps of positive attribution. We continue to believe that U.S. production growth in coming years will fill existing pipeline capacity and provide incremental cash flow growth to midstream businesses, which will be returned to shareholders via larger distributions and potential stock buybacks.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Jan-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,288,387	$1,315,758	$1,090,423	$1,074,895
Oct-2017	$1,252,457	$1,392,935	$1,053,510	$1,328,918
Oct-2018	$1,208,627	$1,308,727	$1,060,627	$1,426,544
Oct-2019	$1,176,266	$1,360,544	$993,204	$1,630,913
Oct-2020	$831,752	$916,151	$570,910	$1,789,283
Oct-2021	$1,390,665	$1,659,790	$1,060,154	$2,557,135
Oct-2022	$1,554,379	$1,900,716	$1,380,199	$2,183,511
Oct-2023	$1,623,516	$2,021,854	$1,609,321	$2,404,980
Oct-2024	$2,252,081	$2,867,565	$1,967,921	$3,319,283

Average Annual Return [Table Text Block]
	10 months	1 Year	5 Years	Since Inception (January 4, 2016)
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	30.15%	38.72%	13.87%	9.64%
S&P 500® Index	20.97%	38.02%	15.27%	14.56%
Alerian MLP Index Trust	16.97%	22.28%	14.66%	7.97%
Alerian Midstream Energy Select Index	33.25%	41.83%	16.08%	12.68%

Performance Inception Date					Jan. 04, 2016
AssetsNet	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596	$ 1,148,056,596
Holdings Count | Holding	48	48	48	48	48
Advisory Fees Paid, Amount			$ 7,354,550
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,148,056,596 Number of Portfolio Holdings48 Advisory Fee (net of waivers)$7,354,550 Portfolio Turnover74%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.2%
MLP Related Companies	71.0%
Money Market Funds	0.2%
Special Purpose Acquisition Company	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Western Midstream Partners, L.P.	8.1%
Williams Companies, Inc. (The)	7.4%
Cheniere Energy, Inc.	6.5%
TC Energy Corporation	6.0%
Plains GP Holdings, L.P. - Class A	5.8%
Energy Transfer, L.P.	5.6%
MPLX, L.P.	5.0%
Targa Resources Corporation	4.9%
ONEOK, Inc.	4.9%
DT Midstream, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 25, 2024, the Fund changed its fiscal year end from December 31 to October 31.
C000237960
Shareholder Report [Line Items]
Fund Name				Westwood Global Real Estate Fund
Class Name				Institutional Shares
Trading Symbol				KIRYX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Global Real Estate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/global-real-estate-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/global-real-estate-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$122	1.10%

Expenses Paid, Amount				$ 122
Expense Ratio, Percent				1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Global Real Estate Fund underperformed its representative benchmark (FTSE EPRA NAREIT Developed Index) during the period despite posting a strong absolute return of over 20%.

The Fund’s underweight exposure to the United States compared to the benchmark was a main contributor to the underperformance for the period. After domestic REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s overweight allocation to, and security selection within, the Data Centers sub-sector were the main contributors to performance for the period.

Although we were underweight domestic REITs for the period, the majority of the Fund’s assets are invested in U.S.-based companies, which is consistent with the Fund’s representative benchmark. These domestic investments are well-diversified across the property sector and geography and are generating robust free cash flow. As ever, we rigorously monitor REIT balance sheets and have biased our investments toward companies with lower overall leverage profiles and limited near-term debt maturities. We complement our domestic exposure with foreign REITs possessing similar attributes. Across geographies, we continue to observe a disconnect between private and publicly traded real estate valuations as well as with other sectors of the market.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

Line Graph [Table Text Block]
	Westwood Global Real Estate Fund - Institutional Shares	FTSE EPRA Nareit Developed ex US Index TR (USD)	FTSE EPRA Nareit Developed Index	MSCI World Index (Gross)
Oct-2014	$100,000	$100,000	$100,000	$100,000
Oct-2015	$99,187	$99,600	$101,839	$102,335
Oct-2016	$94,681	$99,649	$104,367	$104,166
Oct-2017	$110,641	$110,930	$110,754	$128,602
Oct-2018	$108,647	$110,218	$111,083	$130,799
Oct-2019	$125,476	$132,165	$133,617	$148,260
Oct-2020	$92,258	$105,821	$102,976	$155,544
Oct-2021	$135,969	$138,901	$146,348	$219,390
Oct-2022	$103,812	$94,810	$109,837	$179,702
Oct-2023	$103,433	$92,097	$103,217	$199,556
Oct-2024	$126,612	$110,819	$132,596	$267,976

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Global Real Estate Fund - Institutional Shares	22.41%	0.18%	2.39%
FTSE EPRA Nareit Developed ex US Index TR (USD)	20.33%	-3.46%	1.03%
FTSE EPRA Nareit Developed Index	28.46%	-0.15%	2.86%
MSCI World Index (Gross)	34.29%	12.57%	10.36%

AssetsNet	$ 16,189,968	$ 16,189,968	$ 16,189,968	$ 16,189,968	$ 16,189,968
Holdings Count | Holding	32	32	32	32	32
Advisory Fees Paid, Amount				$ 7,420
InvestmentCompanyPortfolioTurnover				48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,189,968 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$7,420 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ventas, Inc.	5.5%
Equinix, Inc.	5.0%
COPT Defense Properties	5.0%
Phillips Edison & Company, Inc.	4.6%
Outfront Media, Inc.	4.4%
Centerspace	4.2%
Gaming and Leisure Properties, Inc.	4.2%
Kimco Realty Corporation	4.0%
Equity Residential	3.9%
Federal Realty Investment Trust	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood Salient Global Real Estate Fund to the Westwood Global Real Estate Fund.
C000237958
Shareholder Report [Line Items]
Fund Name				Westwood Global Real Estate Fund
Class Name				A Class Shares
Trading Symbol				KIRAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Global Real Estate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/global-real-estate-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/global-real-estate-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$152	1.37%

Expenses Paid, Amount				$ 152
Expense Ratio, Percent				1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Global Real Estate Fund underperformed its representative benchmark (FTSE EPRA NAREIT Developed Index) during the period despite posting a strong absolute return of over 20%.

The Fund’s underweight exposure to the United States compared to the benchmark was a main contributor to the underperformance for the period. After domestic REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s overweight allocation to, and security selection within, the Data Centers sub-sector were the main contributors to performance for the period.

Although we were underweight domestic REITs for the period, the majority of the Fund’s assets are invested in U.S.-based companies, which is consistent with the Fund’s representative benchmark. These domestic investments are well-diversified across the property sector and geography and are generating robust free cash flow. As ever, we rigorously monitor REIT balance sheets and have biased our investments toward companies with lower overall leverage profiles and limited near-term debt maturities. We complement our domestic exposure with foreign REITs possessing similar attributes. Across geographies, we continue to observe a disconnect between private and publicly traded real estate valuations as well as with other sectors of the market.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

Line Graph [Table Text Block]
	Westwood Global Real Estate Fund - A Class Shares	FTSE EPRA Nareit Developed ex US Index TR (USD)	FTSE EPRA Nareit Developed Index	MSCI World Index (Gross)
Oct-2014	$9,426	$10,000	$10,000	$10,000
Oct-2015	$9,321	$9,960	$10,184	$10,233
Oct-2016	$8,852	$9,965	$10,437	$10,417
Oct-2017	$10,307	$11,093	$11,075	$12,860
Oct-2018	$10,093	$11,022	$11,108	$13,080
Oct-2019	$11,607	$13,217	$13,362	$14,826
Oct-2020	$8,498	$10,582	$10,298	$15,554
Oct-2021	$12,481	$13,890	$14,635	$21,939
Oct-2022	$9,486	$9,481	$10,984	$17,970
Oct-2023	$9,432	$9,210	$10,322	$19,956
Oct-2024	$11,505	$11,082	$13,260	$26,798

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Global Real Estate Fund - A Class Shares
Without Load	21.98%	-0.18%	2.01%
With Load*	18.27%	-1.36%	1.41%
FTSE EPRA Nareit Developed ex US Index TR (USD)	20.33%	-3.46%	1.03%
FTSE EPRA Nareit Developed Index	28.46%	-0.15%	2.86%
MSCI World Index (Gross)	34.29%	12.57%	10.36%

AssetsNet	$ 16,189,968	$ 16,189,968	$ 16,189,968	$ 16,189,968	$ 16,189,968
Holdings Count | Holding	32	32	32	32	32
Advisory Fees Paid, Amount				$ 7,420
InvestmentCompanyPortfolioTurnover				48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,189,968 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$7,420 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ventas, Inc.	5.5%
Equinix, Inc.	5.0%
COPT Defense Properties	5.0%
Phillips Edison & Company, Inc.	4.6%
Outfront Media, Inc.	4.4%
Centerspace	4.2%
Gaming and Leisure Properties, Inc.	4.2%
Kimco Realty Corporation	4.0%
Equity Residential	3.9%
Federal Realty Investment Trust	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood Salient Global Real Estate Fund to the Westwood Global Real Estate Fund.
Updated Prospectus Phone Number				(877) 386-3944
Updated Prospectus Web Address				https://westwoodgroup.com/product/global-real-estate-fund/
C000237959
Shareholder Report [Line Items]
Fund Name				Westwood Global Real Estate Fund
Class Name				C Class Shares
Trading Symbol				KIRCX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Global Real Estate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/global-real-estate-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/global-real-estate-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$227	2.05%

Expenses Paid, Amount				$ 227
Expense Ratio, Percent				2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Global Real Estate Fund underperformed its representative benchmark (FTSE EPRA NAREIT Developed Index) during the period despite posting a strong absolute return of over 20%.

The Fund’s underweight exposure to the United States compared to the benchmark was a main contributor to the underperformance for the period. After domestic REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s overweight allocation to, and security selection within, the Data Centers sub-sector were the main contributors to performance for the period.

Although we were underweight domestic REITs for the period, the majority of the Fund’s assets are invested in U.S.-based companies, which is consistent with the Fund’s representative benchmark. These domestic investments are well-diversified across the property sector and geography and are generating robust free cash flow. As ever, we rigorously monitor REIT balance sheets and have biased our investments toward companies with lower overall leverage profiles and limited near-term debt maturities. We complement our domestic exposure with foreign REITs possessing similar attributes. Across geographies, we continue to observe a disconnect between private and publicly traded real estate valuations as well as with other sectors of the market.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

Line Graph [Table Text Block]
	Westwood Global Real Estate Fund - C Class Shares	FTSE EPRA Nareit Developed ex US Index TR (USD)	FTSE EPRA Nareit Developed Index	MSCI World Index (Gross)
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,827	$9,960	$10,184	$10,233
Oct-2016	$9,284	$9,965	$10,437	$10,417
Oct-2017	$10,749	$11,093	$11,075	$12,860
Oct-2018	$10,440	$11,022	$11,108	$13,080
Oct-2019	$11,947	$13,217	$13,362	$14,826
Oct-2020	$8,704	$10,582	$10,298	$15,554
Oct-2021	$12,707	$13,890	$14,635	$21,939
Oct-2022	$9,607	$9,481	$10,984	$17,970
Oct-2023	$9,479	$9,210	$10,322	$19,956
Oct-2024	$11,489	$11,082	$13,260	$26,798

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Global Real Estate Fund - C Class Shares
Without CDSC	21.21%	-0.78%	1.40%
With CDSC	20.21%	-0.78%	1.40%
FTSE EPRA Nareit Developed ex US Index TR (USD)	20.33%	-3.46%	1.03%
FTSE EPRA Nareit Developed Index	28.46%	-0.15%	2.86%
MSCI World Index (Gross)	34.29%	12.57%	10.36%

AssetsNet	$ 16,189,968	$ 16,189,968	$ 16,189,968	$ 16,189,968	$ 16,189,968
Holdings Count | Holding	32	32	32	32	32
Advisory Fees Paid, Amount				$ 7,420
InvestmentCompanyPortfolioTurnover				48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,189,968 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$7,420 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ventas, Inc.	5.5%
Equinix, Inc.	5.0%
COPT Defense Properties	5.0%
Phillips Edison & Company, Inc.	4.6%
Outfront Media, Inc.	4.4%
Centerspace	4.2%
Gaming and Leisure Properties, Inc.	4.2%
Kimco Realty Corporation	4.0%
Equity Residential	3.9%
Federal Realty Investment Trust	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 28, 2024, the Fund changed its name from the Westwood Salient Global Real Estate Fund to the Westwood Global Real Estate Fund.
C000237966
Shareholder Report [Line Items]
Fund Name				Westwood Real Estate Income Fund
Class Name				Institutional Shares
Trading Symbol				KIFYX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/real-estate-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.93%

Expenses Paid, Amount				$ 105
Expense Ratio, Percent				0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Real Estate Income Fund outperformed its benchmark (the ICE BofA Fixed Rate Preferred Securities Index) by several hundred basis points during the period.

The Fund’s common equity portfolio returned 31.8%, contributing 8.6% to the total portfolio return. After REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s allocation to the Data Centers and Residential REIT sub-sectors were the main contributors to performance for the period.

The Fund’s preferred equity portfolio returned 25.7%, contributing 17.7% to the total portfolio return. Allocation and selection within the Fund’s preferred equity sleeve were the main contributors to performance with Health Care and Lodging leading the way from a sub-sector perspective.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

Line Graph [Table Text Block]
	Westwood Real Estate Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$103,389	$101,956	$107,496
Oct-2016	$114,162	$106,412	$115,269
Oct-2017	$118,272	$107,372	$122,849
Oct-2018	$115,338	$105,167	$121,333
Oct-2019	$128,598	$117,272	$136,826
Oct-2020	$113,054	$124,527	$142,342
Oct-2021	$141,769	$123,932	$151,278
Oct-2022	$119,900	$104,496	$126,612
Oct-2023	$124,918	$104,868	$129,445
Oct-2024	$157,246	$115,928	$155,850

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - Institutional Shares	25.88%	4.10%	4.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA Fixed Rate Preferred Securities Index	20.40%	2.64%	4.54%

AssetsNet	$ 277,237,649	$ 277,237,649	$ 277,237,649	$ 277,237,649	$ 277,237,649
Holdings Count | Holding	49	49	49	49	49
Advisory Fees Paid, Amount				$ 1,936,246
InvestmentCompanyPortfolioTurnover				94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$277,237,649 Number of Portfolio Holdings49 Advisory Fee (net of recoupments)$1,936,246 Portfolio Turnover94%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.8%
Money Market Funds	1.3%
Preferred Stocks	70.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kimco Realty Corporation, 7.25% - Series D	4.0%
CTO Realty Growth, Inc., 6.38% - Series A	3.9%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.9%
Pebblebrook Hotel Trust, 5.70% - Series H	3.7%
LXP Industrial Trust, 6.50% - Series C	3.5%
RLJ Lodging Trust, 7.80% - Series A	3.5%
Saul Centers, Inc., 6.13% - Series D	3.2%
Hovnanian Enterprises, Inc., 7.63% - Series A	3.2%
National Storage Affiliates Trust, 6.00% - Series A	3.1%
EPR Properties, 9.00% - Series E	3.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 31, 2024, the Fund changed its name from the Westwood Select Income Fund to the Westwood Real Estate Income Fund.
C000237968
Shareholder Report [Line Items]
Fund Name				Westwood Real Estate Income Fund
Class Name				A Class Shares
Trading Symbol				KIFAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/real-estate-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$139	1.23%

Expenses Paid, Amount				$ 139
Expense Ratio, Percent				1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Real Estate Income Fund outperformed its benchmark (the ICE BofA Fixed Rate Preferred Securities Index) by several hundred basis points during the period.

The Fund’s common equity portfolio returned 31.8%, contributing 8.6% to the total portfolio return. After REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s allocation to the Data Centers and Residential REIT sub-sectors were the main contributors to performance for the period.

The Fund’s preferred equity portfolio returned 25.7%, contributing 17.7% to the total portfolio return. Allocation and selection within the Fund’s preferred equity sleeve were the main contributors to performance with Health Care and Lodging leading the way from a sub-sector perspective.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

Line Graph [Table Text Block]
	Westwood Real Estate Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Oct-2014	$9,427	$10,000	$10,000
Oct-2015	$9,709	$10,196	$10,750
Oct-2016	$10,676	$10,641	$11,527
Oct-2017	$11,018	$10,737	$12,285
Oct-2018	$10,708	$10,517	$12,133
Oct-2019	$11,890	$11,727	$13,682
Oct-2020	$10,410	$12,453	$14,234
Oct-2021	$13,006	$12,393	$15,128
Oct-2022	$10,954	$10,450	$12,661
Oct-2023	$11,384	$10,487	$12,944
Oct-2024	$14,284	$11,593	$15,585

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - A Class Shares
Without Load	25.47%	3.74%	4.24%
With Load*	21.69%	2.52%	3.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA Fixed Rate Preferred Securities Index	20.40%	2.64%	4.54%

AssetsNet	$ 277,237,649	$ 277,237,649	$ 277,237,649	$ 277,237,649	$ 277,237,649
Holdings Count | Holding	49	49	49	49	49
Advisory Fees Paid, Amount				$ 1,936,246
InvestmentCompanyPortfolioTurnover				94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$277,237,649 Number of Portfolio Holdings49 Advisory Fee (net of recoupments)$1,936,246 Portfolio Turnover94%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.8%
Money Market Funds	1.3%
Preferred Stocks	70.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kimco Realty Corporation, 7.25% - Series D	4.0%
CTO Realty Growth, Inc., 6.38% - Series A	3.9%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.9%
Pebblebrook Hotel Trust, 5.70% - Series H	3.7%
LXP Industrial Trust, 6.50% - Series C	3.5%
RLJ Lodging Trust, 7.80% - Series A	3.5%
Saul Centers, Inc., 6.13% - Series D	3.2%
Hovnanian Enterprises, Inc., 7.63% - Series A	3.2%
National Storage Affiliates Trust, 6.00% - Series A	3.1%
EPR Properties, 9.00% - Series E	3.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 31, 2024, the Fund changed its name from the Westwood Select Income Fund to the Westwood Real Estate Income Fund.
Updated Prospectus Phone Number				(877) 386-3944
Updated Prospectus Web Address				https://westwoodgroup.com/product/real-estate-income-fund/
C000237969
Shareholder Report [Line Items]
Fund Name				Westwood Real Estate Income Fund
Class Name				C Class Shares
Trading Symbol				KIFCX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/real-estate-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$211	1.88%

Expenses Paid, Amount				$ 211
Expense Ratio, Percent				1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Real Estate Income Fund outperformed its benchmark (the ICE BofA Fixed Rate Preferred Securities Index) by several hundred basis points during the period.

The Fund’s common equity portfolio returned 31.8%, contributing 8.6% to the total portfolio return. After REITs were stuck in neutral for much of 2023, the Federal Reserve’s decision to cut interest rates was a tailwind for investors as REITs tend to benefit from falling rates due to decreased borrowing costs and potential earnings expansion. The Fund’s allocation to the Data Centers and Residential REIT sub-sectors were the main contributors to performance for the period.

The Fund’s preferred equity portfolio returned 25.7%, contributing 17.7% to the total portfolio return. Allocation and selection within the Fund’s preferred equity sleeve were the main contributors to performance with Health Care and Lodging leading the way from a sub-sector perspective.

While we remain cautiously optimistic with regard to the rate outlook, our conviction on real estate fundamentals has notably strengthened. We have intentionally tilted our portfolio toward property sectors that we believe should continue to heal in this setting (office and lodging in particular) as well as thrive (grocery-anchored centers and net lease).

Line Graph [Table Text Block]
	Westwood Real Estate Income Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,243	$10,196	$10,750
Oct-2016	$11,200	$10,641	$11,527
Oct-2017	$11,497	$10,737	$12,285
Oct-2018	$11,085	$10,517	$12,133
Oct-2019	$12,239	$11,727	$13,682
Oct-2020	$10,660	$12,453	$14,234
Oct-2021	$13,240	$12,393	$15,128
Oct-2022	$11,093	$10,450	$12,661
Oct-2023	$11,443	$10,487	$12,944
Oct-2024	$14,265	$11,593	$15,585

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - C Class Shares
Without CDSC	24.67%	3.11%	3.62%
With CDSC	23.67%	3.11%	3.62%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA Fixed Rate Preferred Securities Index	20.40%	2.64%	4.54%

AssetsNet	$ 277,237,649	$ 277,237,649	$ 277,237,649	$ 277,237,649	$ 277,237,649
Holdings Count | Holding	49	49	49	49	49
Advisory Fees Paid, Amount				$ 1,936,246
InvestmentCompanyPortfolioTurnover				94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$277,237,649 Number of Portfolio Holdings49 Advisory Fee (net of recoupments)$1,936,246 Portfolio Turnover94%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.8%
Money Market Funds	1.3%
Preferred Stocks	70.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kimco Realty Corporation, 7.25% - Series D	4.0%
CTO Realty Growth, Inc., 6.38% - Series A	3.9%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.9%
Pebblebrook Hotel Trust, 5.70% - Series H	3.7%
LXP Industrial Trust, 6.50% - Series C	3.5%
RLJ Lodging Trust, 7.80% - Series A	3.5%
Saul Centers, Inc., 6.13% - Series D	3.2%
Hovnanian Enterprises, Inc., 7.63% - Series A	3.2%
National Storage Affiliates Trust, 6.00% - Series A	3.1%
EPR Properties, 9.00% - Series E	3.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 31, 2024, the Fund changed its name from the Westwood Select Income Fund to the Westwood Real Estate Income Fund.
C000237951
Shareholder Report [Line Items]
Fund Name				Westwood Broadmark Tactical Growth Fund
Class Name				Institutional Shares
Trading Symbol				FTGWX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$134	1.30%

Expenses Paid, Amount				$ 134
Expense Ratio, Percent				1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the period, the Fund trailed the S&P 500 Index, which gained nearly 40%. The strong gains came amid solid economic fundamentals, including moderating inflation and stable employment. It was a narrow market, however, as the “Magnificent 7” — top-performing large-cap growth stocks mainly in the tech sector — surged on optimism surrounding AI-driven opportunities. Small-cap and mid-cap stocks trailed significantly, while value stocks trailed growth stocks.

This backdrop is important in discussing fund performance, as we historically have struggled when stocks are on a constant upward trend. And during the period, there were few significant downturns — the S&P 500 had only three drawdowns of greater than 4%, and in each case, the Fund sidestepped the decline.

  From March 28 to April 19, 2024, the S&P 500 declined -5.40%, while the Tactical Growth Institutional Class shares declined -3.15%, capturing only 58% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 declined -8.45%; Tactical Growth Institutional Class shares declined -3.61%, capturing 43% of the market downside.

  From August 30 to September 6, the S&P 500 declined -4.22%, while the Tactical Growth Institutional Class shares fell -1.45%, capturing only 34% of the market downside.

Turning to our four-pillar investment process, for much of the year, the pillars pointed us to limit exposure to equities. Valuations have been historically high, market sentiment was overly bullish, and monetary and credit conditions were excessively tight, while market momentum trended higher. Given this output from our process, we have been between 45% and 65% exposed to the market.

At the close of the period, valuations remained high, a negative factor, while monetary factors were neutral after a late increase in interest rates. Investor sentiment was less optimistic, a positive factor in our contrarian point of view, while momentum continued to be positive.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Growth Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$99,302	$99,040	$105,200
Oct-2016	$97,555	$96,493	$109,943
Oct-2017	$110,540	$105,841	$135,925
Oct-2018	$111,650	$102,678	$145,911
Oct-2019	$113,978	$105,947	$166,814
Oct-2020	$121,412	$104,421	$183,012
Oct-2021	$140,524	$126,286	$261,550
Oct-2022	$129,505	$122,053	$223,335
Oct-2023	$130,603	$125,586	$245,988
Oct-2024	$139,016	$140,248	$339,505

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - Institutional Shares	6.44%	4.05%	3.35%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 163,862,278	$ 163,862,278	$ 163,862,278	$ 163,862,278	$ 163,862,278
Holdings Count | Holding	9	9	9	9	9
Advisory Fees Paid, Amount				$ 2,138,161
InvestmentCompanyPortfolioTurnover				156.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$163,862,278 Number of Portfolio Holdings9 Advisory Fee $2,138,161 Portfolio Turnover156%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.0%
Money Market Funds	33.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000237952
Shareholder Report [Line Items]
Fund Name				Westwood Broadmark Tactical Growth Fund
Class Name				A Class Shares
Trading Symbol				FTAGX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$163	1.58%

Expenses Paid, Amount				$ 163
Expense Ratio, Percent				1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the period, the Fund trailed the S&P 500 Index, which gained nearly 40%. The strong gains came amid solid economic fundamentals, including moderating inflation and stable employment. It was a narrow market, however, as the “Magnificent 7” — top-performing large-cap growth stocks mainly in the tech sector — surged on optimism surrounding AI-driven opportunities. Small-cap and mid-cap stocks trailed significantly, while value stocks trailed growth stocks.

This backdrop is important in discussing fund performance, as we historically have struggled when stocks are on a constant upward trend. And during the period, there were few significant downturns — the S&P 500 had only three drawdowns of greater than 4%, and in each case, the Fund sidestepped the decline.

  From March 28 to April 19, 2024, the S&P 500 declined -5.40%, while the Tactical Growth Class A shares declined -3.15%, capturing only 58% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 declined -8.45%; Tactical Growth Class A shares declined -3.64%, capturing 43% of the market downside.

  From August 30 to September 6, the S&P 500 declined -4.22%, while the Tactical Growth Class A shares fell -1.44%, capturing only 34% of the market downside.

Turning to our four-pillar investment process, for much of the year, the pillars pointed us to limit exposure to equities. Valuations have been historically high, market sentiment was overly bullish, and monetary and credit conditions were excessively tight, while market momentum trended higher. Given this output from our process, we have been between 45% and 65% exposed to the market.

At the close of the period, valuations remained high, a negative factor, while monetary factors were neutral after a late increase in interest rates. Investor sentiment was less optimistic, a positive factor in our contrarian point of view, while momentum continued to be positive.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Growth Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$9,424	$10,000	$10,000
Oct-2015	$9,312	$9,904	$10,520
Oct-2016	$9,105	$9,649	$10,994
Oct-2017	$10,266	$10,584	$13,593
Oct-2018	$10,326	$10,268	$14,591
Oct-2019	$10,490	$10,595	$16,681
Oct-2020	$11,131	$10,442	$18,301
Oct-2021	$12,833	$12,629	$26,155
Oct-2022	$11,776	$12,205	$22,334
Oct-2023	$11,845	$12,559	$24,599
Oct-2024	$12,572	$14,025	$33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - A Class Shares
Without Load	6.14%	3.69%	2.92%
With Load*	2.95%	2.47%	2.31%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 163,862,278	$ 163,862,278	$ 163,862,278	$ 163,862,278	$ 163,862,278
Holdings Count | Holding	9	9	9	9	9
Advisory Fees Paid, Amount				$ 2,138,161
InvestmentCompanyPortfolioTurnover				156.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$163,862,278 Number of Portfolio Holdings9 Advisory Fee $2,138,161 Portfolio Turnover156%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.0%
Money Market Funds	33.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
Updated Prospectus Phone Number				(877) 386-3944
Updated Prospectus Web Address				https://westwoodgroup.com/product/tactical-growth-fund/
C000237949
Shareholder Report [Line Items]
Fund Name				Westwood Broadmark Tactical Growth Fund
Class Name				C Class Shares
Trading Symbol				FTGOX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$231	2.25%

Expenses Paid, Amount				$ 231
Expense Ratio, Percent				2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the period, the Fund trailed the S&P 500 Index, which gained nearly 40%. The strong gains came amid solid economic fundamentals, including moderating inflation and stable employment. It was a narrow market, however, as the “Magnificent 7” — top-performing large-cap growth stocks mainly in the tech sector — surged on optimism surrounding AI-driven opportunities. Small-cap and mid-cap stocks trailed significantly, while value stocks trailed growth stocks.

This backdrop is important in discussing fund performance, as we historically have struggled when stocks are on a constant upward trend. And during the period, there were few significant downturns — the S&P 500 had only three drawdowns of greater than 4%, and in each case, the Fund sidestepped the decline.

  From March 28 to April 19, 2024, the S&P 500 declined -5.40%, while the Tactical Growth Class C shares declined -3.20%, capturing only 59% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 declined -8.45%; Tactical Growth Class C shares declined -3.67%, capturing 43% of the market downside.

  From August 30 to September 6, the S&P 500 declined -4.22%, while the Tactical Growth Class C shares fell -1.48%, capturing only 35% of the market downside.

Turning to our four-pillar investment process, for much of the year, the pillars pointed us to limit exposure to equities. Valuations have been historically high, market sentiment was overly bullish, and monetary and credit conditions were excessively tight, while market momentum trended higher. Given this output from our process, we have been between 45% and 65% exposed to the market.

At the close of the period, valuations remained high, a negative factor, while monetary factors were neutral after a late increase in interest rates. Investor sentiment was less optimistic, a positive factor in our contrarian point of view, while momentum continued to be positive.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Growth Fund - C Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,833	$9,904	$10,520
Oct-2016	$9,571	$9,649	$10,994
Oct-2017	$10,741	$10,584	$13,593
Oct-2018	$10,728	$10,268	$14,591
Oct-2019	$10,844	$10,595	$16,681
Oct-2020	$11,444	$10,442	$18,301
Oct-2021	$13,125	$12,629	$26,155
Oct-2022	$11,978	$12,205	$22,334
Oct-2023	$11,963	$12,559	$24,599
Oct-2024	$12,610	$14,025	$33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - C Class Shares
Without CDSC	5.41%	3.06%	2.35%
With CDSC	4.41%	3.06%	2.35%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 163,862,278	$ 163,862,278	$ 163,862,278	$ 163,862,278	$ 163,862,278
Holdings Count | Holding	9	9	9	9	9
Advisory Fees Paid, Amount				$ 2,138,161
InvestmentCompanyPortfolioTurnover				156.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$163,862,278 Number of Portfolio Holdings9 Advisory Fee $2,138,161 Portfolio Turnover156%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.0%
Money Market Funds	33.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000237956
Shareholder Report [Line Items]
Fund Name				Westwood Broadmark Tactical Plus Fund
Class Name				Institutional Shares
Trading Symbol				SBTIX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$135	1.35%

Expenses Paid, Amount				$ 135
Expense Ratio, Percent				1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the S&P 500 Index, which posted an impressive gain of nearly 40%. These robust results reflected strong economic conditions, characterized by easing inflation and steady employment figures. However, market gains were concentrated, driven by the “Magnificent 7” — high-performing, large-cap growth stocks in the tech sector — which soared on optimism about AI-related opportunities. In contrast, small-cap and mid-cap stocks significantly lagged, while value stocks also underperformed their growth counterparts.

This environment is crucial in evaluating fund performance, as the Fund traditionally faces challenges during sustained market uptrends. Throughout the period, the S&P 500 experienced only three notable declines of over 4%, all of which the Fund largely avoided:

  Between March 28 and April 19, the S&P 500 fell -5.40%, while the Tactical Plus Institutional Class shares declined just -1.23%, capturing only 22% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 shed -8.45%; Tactical Plus Institutional Class shares declined -3.74%, capturing 44% of the market downside.

  From August 30 to September 6, the S&P 500 lost -4.22%, while the Tactical Plus Institutional Class shares fell -2.49%, capturing only 59% of the market downside.

The Fund’s four-pillar investment process informed its positioning. Due to high valuations, overly bullish sentiment, tight monetary conditions and positive market momentum, we limited market exposure during the period to between 40% and 70%. At the end of the period, valuations remained elevated, above their historical highs, while monetary factors were neutral following a rise in interest rates in October (despite the Federal Reserve’s interest rate cut). Investor sentiment had become less optimistic (a positive from our contrarian perspective), and market momentum stayed strong.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Plus Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$100,000	$100,000	$100,000
Oct-2015	$100,494	$99,040	$105,200
Oct-2016	$96,177	$96,493	$109,943
Oct-2017	$110,633	$105,841	$135,925
Oct-2018	$115,271	$102,678	$145,911
Oct-2019	$122,572	$105,947	$166,814
Oct-2020	$128,865	$104,421	$183,012
Oct-2021	$144,460	$126,286	$261,550
Oct-2022	$140,965	$122,053	$223,335
Oct-2023	$147,932	$125,586	$245,988
Oct-2024	$148,542	$140,248	$339,505

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - Institutional Shares	0.41%	3.92%	4.04%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 71,647,725	$ 71,647,725	$ 71,647,725	$ 71,647,725	$ 71,647,725
Holdings Count | Holding	3	3	3	3	3
Advisory Fees Paid, Amount				$ 611,901
InvestmentCompanyPortfolioTurnover				1280.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,647,725 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$611,901 Portfolio Turnover1,280%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000237953
Shareholder Report [Line Items]
Fund Name				Westwood Broadmark Tactical Plus Fund
Class Name				A Class Shares
Trading Symbol				SBTAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$160	1.60%

Expenses Paid, Amount				$ 160
Expense Ratio, Percent				1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the S&P 500 Index, which posted an impressive gain of nearly 40%. These robust results reflected strong economic conditions, characterized by easing inflation and steady employment figures. However, market gains were concentrated, driven by the “Magnificent 7” — high-performing, large-cap growth stocks in the tech sector — which soared on optimism about AI-related opportunities. In contrast, small-cap and mid-cap stocks significantly lagged, while value stocks also underperformed their growth counterparts.

This environment is crucial in evaluating fund performance, as the Fund traditionally faces challenges during sustained market uptrends. Throughout the period, the S&P 500 experienced only three notable declines of over 4%, all of which the Fund largely avoided:

  Between March 28 and April 19, the S&P 500 fell -5.40%, while the Tactical Plus Class A shares declined just -1.25%, capturing only 23% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 shed -8.45%; Tactical Plus Class A shares declined -3.73%, capturing 44% of the market downside.

  From August 30 to September 6, the S&P 500 lost -4.22%, while the Tactical Plus Class A shares fell -2.45%, capturing only 58% of the market downside.

The Fund’s four-pillar investment process informed its positioning. Due to high valuations, overly bullish sentiment, tight monetary conditions and positive market momentum, we limited market exposure during the period to between 40% and 70%. At the end of the period, valuations remained elevated, above their historical highs, while monetary factors were neutral following a rise in interest rates in October (despite the Federal Reserve’s interest rate cut). Investor sentiment had become less optimistic (a positive from our contrarian perspective), and market momentum stayed strong.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Plus Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$9,451	$10,000	$10,000
Oct-2015	$9,478	$9,904	$10,520
Oct-2016	$9,062	$9,649	$10,994
Oct-2017	$10,402	$10,584	$13,593
Oct-2018	$10,812	$10,268	$14,591
Oct-2019	$11,462	$10,595	$16,681
Oct-2020	$12,027	$10,442	$18,301
Oct-2021	$13,445	$12,629	$26,155
Oct-2022	$13,082	$12,205	$22,334
Oct-2023	$13,700	$12,559	$24,599
Oct-2024	$13,715	$14,025	$33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - A Class Shares
Without Load	0.11%	3.65%	3.79%
With Load*	-2.91%	2.49%	3.21%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 71,647,725	$ 71,647,725	$ 71,647,725	$ 71,647,725	$ 71,647,725
Holdings Count | Holding	3	3	3	3	3
Advisory Fees Paid, Amount				$ 611,901
InvestmentCompanyPortfolioTurnover				1280.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,647,725 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$611,901 Portfolio Turnover1,280%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
Updated Prospectus Phone Number				(877) 386-3944
Updated Prospectus Web Address				https://westwoodgroup.com/product/tactical-plus-fund/
C000237954
Shareholder Report [Line Items]
Fund Name				Westwood Broadmark Tactical Plus Fund
Class Name				C Class Shares
Trading Symbol				SBTCX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$234	2.35%

Expenses Paid, Amount				$ 234
Expense Ratio, Percent				2.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the S&P 500 Index, which posted an impressive gain of nearly 40%. These robust results reflected strong economic conditions, characterized by easing inflation and steady employment figures. However, market gains were concentrated, driven by the “Magnificent 7” — high-performing, large-cap growth stocks in the tech sector — which soared on optimism about AI-related opportunities. In contrast, small-cap and mid-cap stocks significantly lagged, while value stocks also underperformed their growth counterparts.

This environment is crucial in evaluating fund performance, as the Fund traditionally faces challenges during sustained market uptrends. Throughout the period, the S&P 500 experienced only three notable declines of over 4%, all of which the Fund largely avoided:

  Between March 28 and April 19, the S&P 500 fell -5.40%, while the Tactical Plus Class C shares declined just -1.34%, capturing only 25% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 shed -8.45%; Tactical Plus Class C shares declined -3.73%, capturing 44% of the market downside.

  From August 30 to September 6, the S&P 500 lost -4.22%, while the Tactical Plus Class C shares fell -2.46%, capturing only 58% of the market downside.

The Fund’s four-pillar investment process informed its positioning. Due to high valuations, overly bullish sentiment, tight monetary conditions and positive market momentum, we limited market exposure during the period to between 40% and 70%. At the end of the period, valuations remained elevated, above their historical highs, while monetary factors were neutral following a rise in interest rates in October (despite the Federal Reserve’s interest rate cut). Investor sentiment had become less optimistic (a positive from our contrarian perspective), and market momentum stayed strong.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Plus Fund - C Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$9,959	$9,904	$10,520
Oct-2016	$9,431	$9,649	$10,994
Oct-2017	$10,747	$10,584	$13,593
Oct-2018	$11,093	$10,268	$14,591
Oct-2019	$11,673	$10,595	$16,681
Oct-2020	$12,148	$10,442	$18,301
Oct-2021	$13,475	$12,629	$26,155
Oct-2022	$13,021	$12,205	$22,334
Oct-2023	$13,529	$12,559	$24,599
Oct-2024	$13,440	$14,025	$33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - C Class Shares
Without CDSC	-0.66%	2.86%	3.00%
With CDSC	-1.62%	2.86%	3.00%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 71,647,725	$ 71,647,725	$ 71,647,725	$ 71,647,725	$ 71,647,725
Holdings Count | Holding	3	3	3	3	3
Advisory Fees Paid, Amount				$ 611,901
InvestmentCompanyPortfolioTurnover				1280.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,647,725 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$611,901 Portfolio Turnover1,280%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000237955
Shareholder Report [Line Items]
Fund Name				Westwood Broadmark Tactical Plus Fund
Class Name				F Class Shares
Trading Symbol				BTPIX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number				(877) 386-3944
Additional Information Website				https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F Class Shares	$104	1.04%

Expenses Paid, Amount				$ 104
Expense Ratio, Percent				1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the Fund underperformed the S&P 500 Index, which posted an impressive gain of nearly 40%. These robust results reflected strong economic conditions, characterized by easing inflation and steady employment figures. However, market gains were concentrated, driven by the “Magnificent 7” — high-performing, large-cap growth stocks in the tech sector — which soared on optimism about AI-related opportunities. In contrast, small-cap and mid-cap stocks significantly lagged, while value stocks also underperformed their growth counterparts.

This environment is crucial in evaluating fund performance, as the Fund traditionally faces challenges during sustained market uptrends. Throughout the period, the S&P 500 experienced only three notable declines of over 4%, all of which the Fund largely avoided:

  Between March 28 and April 19, the S&P 500 fell -5.40%, while the Tactical Plus Class F shares declined just -1.20%, capturing only 22% of the market downside.

  From July 16 to August 5, 2024, the S&P 500 shed -8.45%; Tactical Plus Class F shares declined -3.72%, capturing 44% of the market downside.

  From August 30 to September 6, the S&P 500 lost -4.22%, while the Tactical Plus Class F shares fell -2.51%, capturing only 59% of the market downside.

The Fund’s four-pillar investment process informed its positioning. Due to high valuations, overly bullish sentiment, tight monetary conditions and positive market momentum, we limited market exposure during the period to between 40% and 70%. At the end of the period, valuations remained elevated, above their historical highs, while monetary factors were neutral following a rise in interest rates in October (despite the Federal Reserve’s interest rate cut). Investor sentiment had become less optimistic (a positive from our contrarian perspective), and market momentum stayed strong.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Plus Fund - F Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,079	$9,904	$10,520
Oct-2016	$9,683	$9,649	$10,994
Oct-2017	$11,165	$10,584	$13,593
Oct-2018	$11,677	$10,268	$14,591
Oct-2019	$12,451	$10,595	$16,681
Oct-2020	$13,131	$10,442	$18,301
Oct-2021	$14,759	$12,629	$26,155
Oct-2022	$14,445	$12,205	$22,334
Oct-2023	$15,208	$12,559	$24,599
Oct-2024	$15,319	$14,025	$33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - F Class Shares	0.73%	4.23%	4.36%
HFRX Equity Hedge Index	11.67%	5.77%	3.44%
S&P 500® Index	38.02%	15.27%	13.00%

Material Change Date				Oct. 31, 2024
AssetsNet	$ 71,647,725	$ 71,647,725	$ 71,647,725	$ 71,647,725	$ 71,647,725
Holdings Count | Holding	3	3	3	3	3
Advisory Fees Paid, Amount				$ 611,901
InvestmentCompanyPortfolioTurnover				1280.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,647,725 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$611,901 Portfolio Turnover1,280%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000248453
Shareholder Report [Line Items]
Fund Name		Westwood Salient Enhanced Midstream Income ETF
Trading Symbol		MDST
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Westwood Salient Enhanced Midstream Income ETF (the "Fund") for the period of April 8, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/. You can also request this information by contacting us at (800) 994-0755.
Additional Information Phone Number		(800) 994-0755
Additional Information Website		https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Midstream Income ETF	$47	0.80%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Please Note: The Westwood Salient Enhanced Midstream Income Fund reporting period referenced below has a start date of April 8, 2024, which is the inception date of the Fund.

The Westwood Salient Enhanced Midstream Income Fund underperformed its representative benchmark (Alerian Midstream Energy Select TR Index) during the period. As the Fund is designed to enhance distributable income comprising dividends and options premium, investors may not capture the market’s upside during periods of strong performance.

The best-performing sector on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned over 30% for the period due to rising U.S. power demand linked to AI data centers. The Fund’s overweight exposure to the Gathering and Processing sub-sector was also a main contributor, adding 5.2% to the total portfolio return.

On a relative basis, allocation was the main driver of underperformance during the period versus the benchmark. We continue to believe that U.S. production growth in the coming years will fill existing pipeline capacity and provide incremental cash flow growth to midstream businesses, which will be returned to shareholders via larger distributions and potential stock buybacks.

The Fund continues to pay attractive monthly income to investors, delivering a 10.4% annualized distribution yield at the period end (Oct. 31).

Line Graph [Table Text Block]
	Westwood Salient Enhanced Midstream Income ETF - NAV	Alerian Midstream Energy Select Index	S&P 500® Index
Apr-2024	$10,000	$10,000	$10,000
Oct-2024	$11,005	$11,850	$11,049

Average Annual Return [Table Text Block]
Since Inception (April 8, 2024)
Westwood Salient Enhanced Midstream Income ETF - NAV	10.05%
Alerian Midstream Energy Select Index	18.50%
S&P 500® Index	10.49%

Performance Inception Date					Apr. 08, 2024
Material Change Date		Oct. 31, 2024
AssetsNet	$ 56,935,145	$ 56,935,145	$ 56,935,145	$ 56,935,145	$ 56,935,145
Holdings Count | Holding	80	80	80	80	80
Advisory Fees Paid, Amount		$ 188,580
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$56,935,145
  Number of Portfolio Holdings80
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$188,580
  Portfolio Turnover47%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Liquefied Natural Gas	5.1%
Crude & Refined Products	20.0%
Natural Gas Pipelines	20.9%
Natural Gas Liquids Infrastructure	24.1%
Gathering & Processing	30.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.3%
Enbridge, Inc.	8.6%
Williams Companies, Inc. (The)	8.4%
Enterprise Products Partners, L.P.	7.9%
Kinder Morgan, Inc.	7.7%
Plains GP Holdings, L.P. - Class A	5.9%
DT Midstream, Inc.	5.6%
Targa Resources Corporation	5.3%
Cheniere Energy, Inc.	5.0%
ONEOK, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000248452
Shareholder Report [Line Items]
Fund Name	Westwood Salient Enhanced Energy Income ETF
Trading Symbol	WEEI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Salient Enhanced Energy Income ETF (the "Fund") for the period of April 30, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/salient-enhanced-energy-income/. You can also request this information by contacting us at (800) 994-0755.
Additional Information Phone Number	(800) 994-0755
Additional Information Website	https://westwoodgroup.com/product/salient-enhanced-energy-income/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Energy Income ETF	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Please Note: The Westwood Salient Enhanced Energy Income Fund reporting period referenced below has a start date of April 30, 2024, which is the inception date of the Fund.

The Westwood Salient Enhanced Energy Income Fund outperformed its representative benchmark (S&P Energy Select Sector Index) during the period. As the Fund is designed to enhance distributable income comprising dividends and options premium, investors benefited from dampened volatility from the covered call overlay, which helped buffer a portion of the downside return experienced during the period.

On a sub-sector basis, the best performing on an absolute basis was Natural Gas Pipelines, which significantly contributed to fund performance as the sub-sector returned 29% for the period due to rising U.S. power demand linked to AI data centers. Additionally, the Fund’s underweight exposure to the struggling Exploration and Production sub-sector, which returned -6.8%, was also a main contributor as the more commodity-sensitive businesses have faced headwinds, with declining oil prices and uncertainty around the upcoming U.S. presidential election from a policy standpoint.

The Fund continues to pay attractive monthly income to investors, delivering a 12.0% annualized distribution yield at the period end (Oct. 31).

Line Graph [Table Text Block]
	Westwood Salient Enhanced Energy Income ETF - NAV	S&P Energy Select Sector Index	S&P 500® Index
Apr-2024	$10,000	$10,000	$10,000
Oct-2024	$9,813	$9,631	$11,408

Average Annual Return [Table Text Block]
Since Inception (April 30, 2024)
Westwood Salient Enhanced Energy Income ETF - NAV	-1.87%
S&P Energy Select Sector Index	-3.69%
S&P 500® Index	14.08%

Performance Inception Date					Apr. 30, 2024
Material Change Date	Oct. 31, 2024
AssetsNet	$ 14,130,831	$ 14,130,831	$ 14,130,831	$ 14,130,831	$ 14,130,831
Holdings Count | Holding	51	51	51	51	51
Advisory Fees Paid, Amount	$ 48,182
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$14,130,831
  Number of Portfolio Holdings51
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$48,182
  Portfolio Turnover14%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Gathering & Processing	2.7%
Natural Gas Liquids Infrastructure	4.4%
Natural Gas Pipelines	8.4%
Oilfield Services & Equipment	9.3%
Refining	10.9%
Exploration & Production	65.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	21.2%
Chevron Corporation	15.8%
ConocoPhillips	6.8%
Williams Companies, Inc. (The)	4.8%
EOG Resources, Inc.	4.8%
Schlumberger Ltd.	4.6%
ONEOK, Inc.	4.4%
Phillips 66	3.9%
Marathon Petroleum Corporation	3.9%
Diamondback Energy, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.